UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2011

Date of reporting period: June 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global High Income Fund

Portfolio of Investments

June 30, 2011 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 56.4%
Industrial - 48.1%
Basic - 4.6%
AK Steel Corp.
7.625%, 5/15/20	U.S.$	1,505	$1,542,625
Aleris International, Inc.
7.625%, 2/15/18 (a)		2,500	2,493,750
Appleton Papers, Inc.
10.50%, 6/15/15 (a)		1,300	1,355,250
Arch Coal, Inc.
7.00%, 6/15/19 (a)		693	691,268
7.25%, 6/15/21 (a)		1,156	1,157,445
Boise Paper Holdings LLC/Boise Finance Co.
9.00%, 11/01/17		1,100	1,196,250
Calcipar SA
6.875%, 5/01/18 (a)		735	736,838
Celanese US Holdings LLC
6.625%, 10/15/18		408	430,440
CF Industries, Inc.
7.125%, 5/01/20		900	1,047,375
Consol Energy, Inc.
8.25%, 4/01/20		2,175	2,370,750
FMG Resources August 2006 Pty Ltd.
7.00%, 11/01/15 (a)		1,250	1,275,000
Georgia Gulf Corp.
10.75%, 10/15/16		1,500	1,567,500
Georgia-Pacific LLC
8.875%, 5/15/31		366	462,405
Graphic Packaging International, Inc.
7.875%, 10/01/18		899	952,940
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
4.761%, 11/15/14 (b)		938	881,720
Huntsman International LLC
8.625%, 3/15/21		2,060	2,240,250
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)		3,551	3,506,612
James River Escrow, Inc.
7.875%, 4/01/19 (a)		251	248,490
JMC Steel Group
8.25%, 3/15/18 (a)		722	732,830
Kerling PLC
10.625%, 2/01/17 (a)	EUR	1,492	2,288,032
Kinove German Bondco GmbH
9.625%, 6/15/18 (a)	U.S.$	942	982,035
MacDermid, Inc.
9.50%, 4/15/17 (a)		1,800	1,872,000
Momentive Performance Materials, Inc.
11.50%, 12/01/16		750	798,750
Nalco Co.
6.625%, 1/15/19 (a)		750	768,750
NewMarket Corp.
7.125%, 12/15/16		988	1,032,460

	Principal Amount (000)		U.S. $ Value
NewPage Corp.
10.00%, 5/01/12 (c)	U.S.$	735	$220,500
11.375%, 12/31/14 (c)		1,650	1,538,625
Norske Skogindustrier ASA
7.00%, 6/26/17	EUR	988	1,074,561
Nova Chemicals Corp.
8.625%, 11/01/19	U.S.$	1,426	1,588,208
Omnova Solutions, Inc.
7.875%, 11/01/18 (a)		1,833	1,761,971
Polymer Group, Inc.
7.75%, 2/01/19 (a)		3,500	3,508,750
Polypore International, Inc.
7.50%, 11/15/17		940	994,050
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (a)		1,345	1,432,425
Rhodia SA
4.077%, 10/15/13 (a)(b)	EUR	428	620,718
Smurfit Kappa Acquisitions
7.75%, 11/15/19 (a)		1,535	2,298,325
Solutia, Inc.
7.875%, 3/15/20	U.S.$	928	992,960
Steel Dynamics, Inc.
7.625%, 3/15/20		1,200	1,269,000
7.75%, 4/15/16		1,150	1,207,500
TPC Group LLC
8.25%, 10/01/17 (a)		2,107	2,186,012
United States Steel Corp.
6.65%, 6/01/37		1,137	997,718
7.375%, 4/01/20 (c)		700	719,250
Verso Paper Holdings LLC/Verso Paper, Inc.
8.75%, 2/01/19 (a)		900	801,000
Series B
11.375%, 8/01/16 (c)		2,100	1,947,750
Westvaco Corp.
7.95%, 2/15/31		1,000	1,081,387
Weyerhaeuser Co.
7.375%, 3/15/32		1,790	1,862,729

			60,735,204

Capital Goods - 5.6%
Alion Science and Technology Corp.
12.00%, 11/01/14 (d)		920	945,384
Alliant Techsystems, Inc.
6.875%, 9/15/20		521	541,840
Ardagh Glass Finance PLC
8.75%, 2/01/20 (a)	EUR	860	1,256,482
Ardagh Packaging Finance PLC
7.375%, 10/15/17 (a)	U.S.$	230	236,900
9.25%, 10/15/20 (a)	EUR	427	631,598
Associated Materials LLC
9.125%, 11/01/17 (a)	U.S.$	944	941,640
BE Aerospace, Inc.
6.875%, 10/01/20		1,236	1,294,710
Berry Plastics Corp.

	Principal Amount (000)		U.S. $ Value
9.75%, 1/15/21	U.S.$	1,525	$1,475,437
10.25%, 3/01/16		800	778,000
Bombardier, Inc.
7.75%, 3/15/20 (a)		1,266	1,424,250
Building Materials Corp. of America
7.00%, 2/15/20 (a)		985	1,031,788
7.50%, 3/15/20 (a)		849	893,573
Case New Holland, Inc.
7.875%, 12/01/17 (a)		1,393	1,532,300
Clondalkin Industries BV
8.00%, 3/15/14 (a)	EUR	1,312	1,807,467
CNH America LLC
7.25%, 1/15/16	U.S.$	1,775	1,932,531
CPI International Acquisition, Inc.
8.00%, 2/15/18 (a)		1,233	1,155,937
Crown European Holdings SA
7.125%, 8/15/18 (a)	EUR	305	453,353
Graham Packaging Co. LP/GPC Capital Corp. I
8.25%, 10/01/18	U.S.$	800	890,000
Griffon Corp.
7.125%, 4/01/18 (a)		718	720,693
Grohe Holding GmbH
8.625%, 10/01/14 (a)	EUR	2,602	3,788,383
HeidelbergCement Finance BV
8.50%, 10/31/19		1,330	2,155,322
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18 (a)	U.S.$	640	656,000
7.125%, 3/15/21 (a)		632	654,120
IFCO Systems NV
10.00%, 6/30/16 (a)	EUR	1,200	2,101,057
KUKA AG
8.75%, 11/15/17 (a)		1,038	1,614,537
Manitowoc Co., Inc. (The)
8.50%, 11/01/20	U.S.$	2,168	2,314,340
Masco Corp.
6.125%, 10/03/16		1,825	1,874,726
Nordenia Holdings AG
9.75%, 7/15/17	EUR	1,206	1,909,201
Nortek, Inc.
8.50%, 4/15/21 (a)	U.S.$	3,269	3,023,825
Obrascon Huarte Lain SA
7.375%, 4/28/15	EUR	500	721,450
OI European Group BV
6.75%, 9/15/20 (a)		1,000	1,442,899
Plastipak Holdings, Inc.
8.50%, 12/15/15 (a)	U.S.$	2,325	2,383,125
Ply Gem Industries, Inc.
8.25%, 2/15/18 (a)(c)		2,650	2,510,875
Pregis Corp.
6.327%, 4/15/13 (b)	EUR	1,100	1,531,358
RBS Global, Inc./Rexnord LLC
8.50%, 5/01/18	U.S.$	1,900	2,006,875

	Principal Amount (000)		U.S. $ Value
11.75%, 8/01/16 (c)	U.S.$	700	$740,250
Rexam PLC
6.75%, 6/29/67	EUR	2,020	2,841,424
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
8.75%, 5/15/18 (a)	U.S.$	1,800	1,768,500
9.00%, 4/15/19 (a)		1,153	1,138,588
RSC Equipment Rental Inc/RSC Holdings III LLC
8.25%, 2/01/21		650	646,750
10.25%, 11/15/19		2,400	2,628,000
Sequa Corp.
11.75%, 12/01/15 (a)		2,320	2,517,200
Terex Corp.
8.00%, 11/15/17		1,323	1,356,075
Textron Financial Corp.
6.00%, 2/15/67 (a)		575	491,625
TransDigm, Inc.
7.75%, 12/15/18 (a)		2,600	2,730,000
United Rentals North America, Inc.
8.375%, 9/15/20		3,086	3,124,575
USG Corp.
6.30%, 11/15/16		797	701,360
Wienerberger AG
6.50%, 12/31/49	EUR	1,100	1,403,745

			72,720,068

Communications - Media - 4.9%
Allbritton Communications Co.
8.00%, 5/15/18	U.S.$	2,955	3,006,712
CCH II LLC/CCH II Capital Corp.
13.50%, 11/30/16		1,500	1,766,250
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%, 1/15/19 (a)		250	256,875
7.00%, 1/15/19		250	257,500
7.25%, 10/30/17		600	621,750
Cengage Learning Acquisitions, Inc.
10.50%, 1/15/15 (a)		2,575	2,330,375
Cequel Communications Holdings I LLC and Cequel Capital Corp.
8.625%, 11/15/17 (a)		2,345	2,438,800
Charter Communications Operating LLC/Charter Communications Operating Capital
8.00%, 4/30/12 (a)		1,096	1,139,788
Citadel Broadcasting Corp.
7.75%, 12/15/18 (a)		1,035	1,099,688
Clear Channel Communications, Inc.
5.75%, 1/15/13		1,500	1,466,250
9.00%, 3/01/21 (a)		1,166	1,116,445
10.75%, 8/01/16		1,507	1,360,068
Clear Channel Worldwide Holdings, Inc.
9.25%, 12/15/17		65	70,688
Series B
9.25%, 12/15/17		2,058	2,243,220

	Principal Amount (000)		U.S. $ Value
Crown Media Holdings, Inc.
10.50%, 7/15/19 (a)	U.S.$	1,256	$1,256,000
CSC Holdings LLC
6.75%, 4/15/12		42	43,208
7.625%, 7/15/18		598	647,335
Cumulus Media, Inc.
7.75%, 5/01/19 (a)		925	892,625
Dex One Corp.
12.00%, 1/29/17 (d)		1,037	448,559
DISH DBS Corp.
7.125%, 2/01/16		1,250	1,318,750
EH Holding Corp.
7.625%, 6/15/21 (a)		2,323	2,369,460
Houghton Mifflin Harcourt Publishing Co.
10.50%, 6/01/19 (a)		1,000	985,000
Hughes Network Systems LLC/HNS Finance Corp.
9.50%, 4/15/14		1,050	1,076,250
Intelsat Jackson Holdings SA
11.25%, 6/15/16		2,497	2,646,820
Intelsat Luxembourg SA
11.25%, 2/04/17		1,200	1,288,500
11.50%, 2/04/17 (a) (d)		900	967,500
11.50%, 2/04/17 (d)		900	967,500
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG
7.50%, 3/15/19 (a)		487	496,740
7.50%, 3/15/19 (a)	EUR	537	802,092
Lamar Media Corp.
6.625%, 8/15/15	U.S.$	2,500	2,537,500
Liberty Media LLC
5.70%, 5/15/13		1,480	1,541,050
LIN Television Corp.
6.50%, 5/15/13		2,150	2,152,687
8.375%, 4/15/18		750	789,375
Local TV Finance LLC
9.25%, 6/15/15 (a) (d)		1,286	1,287,858
McClatchy Co. (The)
11.50%, 2/15/17		600	637,500
New York Times Co. (The)
6.625%, 12/15/16		1,300	1,335,750
Quebecor Media, Inc.
7.75%, 3/15/16		2,810	2,904,837
RR Donnelley & Sons Co.
7.25%, 5/15/18		1,998	1,998,000
Sinclair Television Group, Inc.
8.375%, 10/15/18		660	693,000
9.25%, 11/01/17 (a)		1,485	1,629,788
Sirius XM Radio, Inc.
8.75%, 4/01/15 (a)		2,000	2,205,000
Technicolor
5.75%, 12/31/49 (e) (f)	EUR	975	7,069
Telesat Canada/Telesat LLC
11.00%, 11/01/15	U.S.$	440	481,250
Univision Communications, Inc.

	Principal Amount (000)		U.S. $ Value
6.875%, 5/15/19 (a)	U.S.$	800	$772,000
8.50%, 5/15/21 (a)		200	199,500
UPC Holding BV
8.375%, 8/15/20 (a)	EUR	1,000	1,471,902
UPCB Finance III Ltd.
6.625%, 7/01/20 (a)	U.S.$	1,105	1,091,188
Valassis Communications, Inc.
6.625%, 2/01/21 (a)		600	594,000
Virgin Media Finance PLC
8.375%, 10/15/19		2,300	2,564,500
XM Satellite Radio, Inc.
7.625%, 11/01/18 (a)		775	809,875
Ziggo Bond Co. BV
8.00%, 5/15/18 (a)	EUR	1,100	1,639,032

			64,723,409

Communications - Telecommunications - 3.6%
Cincinnati Bell, Inc.
8.25%, 10/15/17	U.S.$	1,250	1,256,250
Clearwire Communications LLC/Clearwire Finance, Inc.
12.00%, 12/01/15 (a)		1,090	1,163,575
Cricket Communications, Inc.
7.75%, 10/15/20		2,600	2,548,000
Crown Castle International Corp.
7.125%, 11/01/19		1,500	1,578,750
Data & Audio Visual Enterprise
9.50%, 4/29/18	CAD	1,175	1,234,378
Digicel Group Ltd.
10.50%, 4/15/18 (a)	U.S.$	2,384	2,670,080
eAccess Ltd.
8.25%, 4/01/18 (a)		1,626	1,640,228
Fairpoint Communications, Inc./Old
Series 1
13.125%, 4/02/18 (f)		1,512	15,124
Frontier Communications Corp.
9.00%, 8/15/31		1,000	1,025,000
Level 3 Financing, Inc.
8.75%, 2/15/17		1,950	1,989,000
9.25%, 11/01/14		535	550,381
10.00%, 2/01/18		1,000	1,073,750
MetroPCS Wireless, Inc.
6.625%, 11/15/20		1,350	1,336,500
7.875%, 9/01/18		1,300	1,376,375
MTS International Funding Ltd.
8.625%, 6/22/20 (a)		2,495	2,847,419
NII Capital Corp.
7.625%, 4/01/21		1,362	1,423,290
PAETEC Holding Corp.
9.50%, 7/15/15		750	778,125
9.875%, 12/01/18 (a)		1,480	1,533,650
Phones4u Finance PLC
9.50%, 4/01/18 (a)	GBP	1,750	2,710,359
Sprint Capital Corp.

	Principal Amount (000)		U.S. $ Value
6.875%, 11/15/28	U.S.$	3,225	$3,055,688
8.75%, 3/15/32		130	140,725
Sprint Nextel Corp.
6.00%, 12/01/16		400	399,500
Sunrise Communications Holdings SA
8.50%, 12/31/18 (a)	EUR	1,400	2,121,569
tw telecom holdings, Inc
8.00%, 3/01/18	U.S.$	2,376	2,533,410
VimpelCom Holdings BV
7.504%, 3/01/22 (a)		1,300	1,301,300
Wind Acquisition Finance SA
7.25%, 2/15/18 (a)		1,400	1,463,000
11.75%, 7/15/17 (a)		2,200	2,491,500
Windstream Corp.
7.50%, 4/01/23		675	675,000
7.75%, 10/01/21 (c)		1,715	1,792,175
8.125%, 8/01/13-9/01/18		2,168	2,337,030

			47,061,131

Consumer Cyclical - Automotive - 2.4%
Affinia Group, Inc.
9.00%, 11/30/14		2,195	2,227,925
Allison Transmission, Inc.
7.125%, 5/15/19 (a)		1,501	1,459,722
11.00%, 11/01/15 (a)		2,275	2,422,875
American Axle & Manufacturing Holdings, Inc.
9.25%, 1/15/17 (a)		1,035	1,128,150
Commercial Vehicle Group, Inc.
7.875%, 4/15/19 (a)		1,084	1,084,000
Cooper Tire & Rubber Co.
8.00%, 12/15/19		1,250	1,312,500
Cooper-Standard Automotive, Inc.
8.50%, 5/01/18		522	550,710
Dana Holding Corp.
6.50%, 2/15/19		300	297,000
6.75%, 2/15/21		326	321,518
Delphi Corp.
5.875%, 5/15/19 (a)		559	547,820
6.125%, 5/15/21 (a)		419	413,763
Exide Technologies
8.625%, 2/01/18 (a)		757	787,280
Ford Motor Co.
7.45%, 7/16/31 (c)		2,500	2,834,092
Ford Motor Credit Co. LLC
3.033%, 1/13/12 (b)		1,130	1,131,446
8.00%, 12/15/16		600	674,692
Goodyear Dunlop Tires Europe BV
6.75%, 4/15/19 (a)	EUR	925	1,327,975
Goodyear Tire & Rubber Co. (The)
7.00%, 3/15/28	U.S.$	400	382,000
8.25%, 8/15/20 (c)		1,891	2,042,280
8.75%, 8/15/20		343	376,443

	Principal Amount (000)		U.S. $ Value
Lear Corp.
8.125%, 3/15/20	U.S.$	1,550	$1,670,125
Meritor, Inc.
8.125%, 9/15/15 (c)		1,300	1,355,250
Navistar International Corp.
8.25%, 11/01/21		2,400	2,568,000
Tenneco, Inc.
6.875%, 12/15/20		2,335	2,375,862
7.75%, 8/15/18		410	429,475
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc.
10.625%, 9/01/17 (a)		1,121	1,207,877
UCI International, Inc.
8.625%, 2/15/19		1,002	1,032,060

			31,960,840

Consumer Cyclical - Entertainment - 0.8%
AMC Entertainment, Inc.
9.75%, 12/01/20 (a)		1,143	1,168,718
ClubCorp Club Operations, Inc.
10.00%, 12/01/18 (a)		2,000	1,980,000
Greektown Holdings LLC
10.75%, 12/01/13 (e) (f)		915	0
NAI Entertainment Holdings LLC
8.25%, 12/15/17 (a)		1,920	2,059,200
Pinnacle Entertainment, Inc.
7.50%, 6/15/15		1,275	1,297,312
8.625%, 8/01/17		895	961,006
8.75%, 5/15/20		271	283,873
Regal Entertainment Group
9.125%, 8/15/18 (c)		2,470	2,556,450

			10,306,559

Consumer Cyclical - Other - 4.5%
Beazer Homes USA, Inc.
6.875%, 7/15/15		1,500	1,331,250
Boyd Gaming Corp.
9.125%, 12/01/18 (a)		1,300	1,322,750
Broder Brothers Co.
12.00%, 10/15/13 (a)(d)		465	463,726
Caesars Entertainment Operating Co., Inc
10.00%, 12/15/18		700	631,750
11.25%, 6/01/17		435	480,131
Chukchansi Economic Development Authority
8.00%, 11/15/13 (a)		730	594,950
CityCenter Holdings LLC/CityCenter Finance Corp.
7.625%, 1/15/16 (a)		2,956	3,052,070
Gaylord Entertainment Co.
6.75%, 11/15/14		5	5,063
GWR Operating Partnership LLP
10.875%, 4/01/17		1,600	1,732,000
Host Hotels & Resorts LP Series O

	Principal Amount (000)		U.S. $ Value
6.375%, 3/15/15	U.S.$	1,500	$1,530,000
Series Q
6.75%, 6/01/16		890	918,925
Isle of Capri Casinos, Inc.
7.00%, 3/01/14		1,725	1,709,906
7.75%, 3/15/19 (a)(c)		1,335	1,348,350
K Hovnanian Enterprises, Inc.
10.625%, 10/15/16		2,620	2,613,450
KB Home
5.875%, 1/15/15		705	669,750
9.10%, 9/15/17		1,250	1,265,625
Lennar Corp.
Series B
6.50%, 4/15/16		2,600	2,587,000
Levi Strauss & Co.
7.625%, 5/15/20		1,200	1,200,000
M/I Homes, Inc.
8.625%, 11/15/18		2,360	2,321,650
Marina District Finance Co., Inc.
9.50%, 10/15/15 (a)(c)		810	842,400
9.875%, 8/15/18 (a)(c)		1,980	2,054,250
Meritage Homes Corp.
6.25%, 3/15/15		1,250	1,231,250
MGM Resorts International
6.625%, 7/15/15 (c)		1,480	1,387,500
7.625%, 1/15/17		1,200	1,155,000
NCL Corp. Ltd.
9.50%, 11/15/18 (a)		2,000	2,130,000
11.75%, 11/15/16		1,100	1,267,750
Penn National Gaming, Inc.
8.75%, 8/15/19		1,367	1,486,612
Phillips-Van Heusen Corp.
7.375%, 5/15/20		950	1,016,500
Pulte Group, Inc.
7.875%, 6/15/32		1,400	1,281,000
Quiksilver, Inc.
6.875%, 4/15/15		2,840	2,761,900
Royal Caribbean Cruises Ltd.
6.875%, 12/01/13		1,000	1,067,500
7.00%, 6/15/13		1,000	1,067,500
7.25%, 6/15/16		500	537,500
Ryland Group, Inc.
6.625%, 5/01/20		1,800	1,701,000
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (a)		240	227,335
7.75%, 10/01/17 (a)		1,610	1,666,350
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19 (a)		1,619	1,594,715
Sheraton Holding Corp.
7.375%, 11/15/15		2,000	2,265,000
Standard Pacific Corp.
8.375%, 5/15/18		500	495,625
10.75%, 9/15/16		1,696	1,920,720
Station Casinos, Inc.
6.00%, 4/01/12 (f)		6	1

	Principal Amount (000)		U.S. $ Value
6.625%, 3/15/18 (f)	U.S.$	4,405	$441
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
8.625%, 4/15/16 (a)		852	869,040
Tropicana Entertainment LLC/Tropicana Finance Corp.
9.625%, 12/15/14 (e)(f)		750	0
WCI Communities, Inc.
6.625%, 3/15/15 (e)(f)(g)		750	0
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20		3,100	3,367,375

			59,172,610

Consumer Cyclical - Restaurants - 0.6%
Burger King Corp.
9.875%, 10/15/18 (c)		2,330	2,481,450
CKE Restaurants, Inc.
11.375%, 7/15/18 (c)		1,875	2,048,437
Dunkin’ Brands, Inc.
9.625%, 12/01/18 (a)		782	788,835
Landry’s Restaurants, Inc.
11.625%, 12/01/15		1,630	1,744,100
11.625%, 12/01/15 (a)		460	492,200

			7,555,022

Consumer Cyclical - Retailers - 1.7%
Asbury Automotive Group, Inc.
8.375%, 11/15/20 (a)		901	916,768
Bon-Ton Department Stores, Inc. (The)
10.25%, 3/15/14		2,650	2,650,000
Burlington Coat Factory Warehouse Corp.
10.00%, 2/15/19 (a)		260	257,400
GameStop Corp./GameStop, Inc.
8.00%, 10/01/12		578	586,670
Giraffe Acquisition Corp.
9.125%, 12/01/18 (a)(c)		2,650	2,484,375
Hines Nurseries, Inc.
10.25%, 10/01/11 (e)(f)(g)		1,000	0
JC Penney Corp., Inc.
7.40%, 4/01/37		2,000	1,950,000
Limited Brands, Inc.
6.90%, 7/15/17		1,382	1,480,467
7.60%, 7/15/37		1,000	980,000
Michaels Stores, Inc.
7.75%, 11/01/18 (a)		1,300	1,303,250
11.375%, 11/01/16		1,105	1,176,825
Neiman Marcus Group, Inc. (The)
10.375%, 10/15/15		500	525,000
Penske Automotive Group, Inc.
7.75%, 12/15/16		600	612,000
QVC, Inc.
7.50%, 10/01/19 (a)		1,000	1,060,000

	Principal Amount (000)		U.S. $ Value
Rite Aid Corp.
8.00%, 8/15/20 (c)	U.S.$	1,325	$1,427,688
9.50%, 6/15/17		860	784,750
Sally Holdings LLC/Sally Capital, Inc.
9.25%, 11/15/14		800	832,000
Toys R US, Inc.
7.375%, 10/15/18		2,225	2,161,031
YCC Holdings LLC/Yankee Finance, Inc.
10.25%, 2/15/16 (a)		310	310,775

			21,498,999

Consumer Non-Cyclical - 6.5%
ACCO Brands Corp.
7.625%, 8/15/15		2,955	2,940,225
10.625%, 3/15/15		1,097	1,224,526
Alere, Inc.
8.625%, 10/01/18		2,405	2,453,100
AMGH Merger Sub, Inc.
9.25%, 11/01/18 (a)		1,855	1,957,025
ARAMARK Corp.
8.50%, 2/01/15		2,805	2,913,694
Aurora Diagnostics Holdings/Aurora Diagnostics Financing, Inc.
10.75%, 1/15/18 (a)		2,000	2,070,000
Bakkavor Finance 2 PLC
8.25%, 2/15/18 (a)	GBP	1,200	1,656,308
Bausch & Lomb, Inc.
9.875%, 11/01/15	U.S.$	2,714	2,876,840
Biomet, Inc.
11.625%, 10/15/17		2,605	2,885,037
BioScrip, Inc.
10.25%, 10/01/15		1,000	1,043,750
Boparan Holdings Ltd.
9.875%, 4/30/18 (a)	GBP	1,500	2,299,091
Care UK Health & Social Care PLC
9.75%, 8/01/17		1,200	1,954,829
Catalent Pharma Solutions, Inc.
9.50%, 4/15/15 (d)	U.S.$	2,567	2,567,254
CDRT Merger Sub, Inc.
8.125%, 6/01/19 (a)		2,466	2,466,000
CHS/Community Health Systems, Inc.
8.875%, 7/15/15		2,529	2,604,870
ConvaTec Healthcare E SA
10.50%, 12/15/18 (a)		1,570	1,624,950
Cott Beverages, Inc.
8.125%, 9/01/18		275	288,063
8.375%, 11/15/17		600	628,500
Del Monte Foods Co.
7.625%, 2/15/19 (a)		635	641,350
DJO Finance LLC/DJO Finance Corp.
7.75%, 4/15/18 (a)		285	283,931
10.875%, 11/15/14		1,150	1,224,750
Dole Food Co., Inc.
8.00%, 10/01/16 (a)		1,695	1,775,513
Elan Finance PLC/Elan Finance Corp.

	Principal Amount (000)		U.S. $ Value
8.75%, 10/15/16 (a)	U.S.$	250	$262,188
8.75%, 10/15/16		1,550	1,629,438
Elizabeth Arden, Inc.
7.375%, 3/15/21		1,325	1,379,656
Endo Pharmaceuticals Holdings, Inc.
7.00%, 7/15/19 (a)		470	481,750
7.25%, 1/15/22 (a)		635	644,525
Gentiva Health Services, Inc.
11.50%, 9/01/18		1,105	1,165,775
Giant Funding Corp.
8.25%, 2/01/18 (a)		1,795	1,871,287
HCA Holdings, Inc.
7.75%, 5/15/21 (a)(c)		2,000	2,075,000
HCA, Inc.
6.375%, 1/15/15		1,725	1,759,500
6.50%, 2/15/16		290	295,075
9.625%, 11/15/16 (d)		510	542,513
Jarden Corp.
7.50%, 1/15/20		1,800	1,872,000
Kindred Escrow Corp.
8.25%, 6/01/19 (a)		840	835,800
Mylan Inc.
7.625%, 7/15/17 (a)		265	287,525
7.875%, 7/15/20 (a)		260	284,700
NBTY, Inc.
9.00%, 10/01/18 (a)		990	1,044,450
New Albertsons, Inc.
7.45%, 8/01/29		4,005	3,314,137
Picard Bondco SA
9.00%, 10/01/18 (a)	EUR	1,500	2,240,482
Pilgrim’s Pride Corp.
7.875%, 12/15/18 (a)(c)	U.S.$	2,775	2,566,875
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
10.625%, 4/01/17 (c)		1,750	1,865,937
R&R Ice Cream PLC
8.375%, 11/15/17 (a)	EUR	1,450	2,060,663
Select Medical Corp.
7.625%, 2/01/15	U.S.$	1,321	1,307,790
Select Medical Holdings Corp.
6.211%, 9/15/15 (b)		1,000	955,000
Smithfield Foods, Inc.
7.75%, 7/01/17		2,000	2,075,000
Stater Bros Holdings, Inc.
7.375%, 11/15/18 (a)		700	726,250
STHI Holding Corp.
8.00%, 3/15/18 (a)		425	431,375
SUPERVALU, Inc.
8.00%, 5/01/16		170	173,400
Tenet Healthcare Corp.
6.875%, 11/15/31		1,500	1,252,500
8.00%, 8/01/20		400	406,500
9.25%, 2/01/15		800	875,000

	Principal Amount (000)		U.S. $ Value
Tops Holding Corp./Tops Markets LLC
10.125%, 10/15/15	U.S.$	1,500	$1,591,875
Universal Hospital Services, Inc.
3.778%, 6/01/15 (b)		500	480,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
8.00%, 2/01/18		1,985	2,049,512
Vanguard Health Systems, Inc.
Zero Coupon, 2/01/16		525	345,844
Visant Corp.
10.00%, 10/01/17		1,385	1,433,475
Voyager Learning Exchange
8.375%, 12/01/14 (e)(f)(g)		1,550	0
Warner Chilcott Co./Warner Chilcott Finance LLC
7.75%, 9/15/18 (a)		1,750	1,765,313

			84,727,716

Energy - 4.9%
Antero Resources Finance Corp.
9.375%, 12/01/17		2,363	2,540,225
ATP Oil & Gas Corp./United States
11.875%, 5/01/15		3,000	3,045,000
Basic Energy Services, Inc.
7.75%, 2/15/19 (a)		1,200	1,206,000
Bluewater Holding BV
3.276%, 7/17/14 (a)(b)		2,300	1,817,000
Calfrac Holdings LP
7.50%, 12/01/20 (a)		766	773,660
Chaparral Energy, Inc.
8.875%, 2/01/17		2,600	2,691,000
Chesapeake Energy Corp.
6.625%, 8/15/20		893	939,882
6.875%, 11/15/20		1,683	1,777,669
Cie Generale de Geophysique-Veritas
6.50%, 6/01/21 (a)		1,000	965,000
9.50%, 5/15/16		800	874,000
Complete Production Services, Inc.
8.00%, 12/15/16		2,800	2,926,000
Continental Resources, Inc./OK
7.125%, 4/01/21		724	763,820
Denbury Resources, Inc.
6.375%, 8/15/21		624	624,000
8.25%, 2/15/20		521	567,890
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19 (a)		1,100	1,094,500
9.25%, 12/15/17 (a)		2,000	2,130,000
Expro Finance Luxembourg SCA
8.50%, 12/15/16 (a)		1,371	1,323,015
Forest Oil Corp.
7.25%, 6/15/19		2,535	2,585,700
Helix Energy Solutions Group, Inc.
9.50%, 1/15/16 (a)		2,000	2,060,000
Hercules Offshore, Inc.
10.50%, 10/15/17 (a)		625	653,125

	Principal Amount (000)		U.S. $ Value
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (a)	U.S.$	3,220	$3,316,600
Key Energy Services, Inc.
6.75%, 3/01/21		1,166	1,166,000
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 4/15/20		1,600	1,736,000
McJunkin Red Man Corp.
9.50%, 12/15/16 (a)		2,500	2,543,750
Newfield Exploration Co.
6.625%, 9/01/14-4/15/16		1,530	1,561,700
Offshore Group Investments Ltd.
11.50%, 8/01/15		2,450	2,664,375
Oil States International, Inc.
6.50%, 6/01/19 (a)		1,374	1,380,870
OPTI Canada, Inc.
8.25%, 12/15/14 (c)(f)		3,500	1,452,500
Parker Drilling Co.
9.125%, 4/01/18		129	136,095
Perpetual Energy, Inc.
8.75%, 3/15/18 (a)	CAD	1,800	1,908,113
Petrohawk Energy Corp.
7.25%, 8/15/18	U.S.$	2,650	2,719,562
PHI, Inc.
8.625%, 10/15/18		1,250	1,306,250
Pioneer Natural Resources Co.
5.875%, 7/15/16		500	527,916
Plains Exploration & Production Co.
7.00%, 3/15/17		1,057	1,088,710
7.75%, 6/15/15		946	980,292
SandRidge Energy, Inc.
7.50%, 3/15/21 (a)		327	331,088
8.75%, 1/15/20		1,850	1,970,250
SESI LLC
6.375%, 5/01/19 (a)		358	354,420
Southwestern Energy Co.
7.50%, 2/01/18		1,000	1,137,500
Tesoro Corp.
6.25%, 11/01/12		164	172,200
6.50%, 6/01/17		2,695	2,748,900
9.75%, 6/01/19		480	536,400
W&T Offshore, Inc.
8.50%, 6/15/19 (a)		1,500	1,518,750

			64,615,727

Other Industrial - 1.5%
Briggs & Stratton Corp.
6.875%, 12/15/20		398	421,880
Brightstar Corp.
9.50%, 12/01/16 (a)		1,833	1,961,310
Education Management LLC/Education Management Finance Corp.
8.75%, 6/01/14		350	358,312
Exova Ltd.
10.50%, 10/15/18 (a)	GBP	813	1,324,397

	Principal Amount (000)		U.S. $ Value
10.50%, 10/15/18 (a)	GBP	231	$388,796
Heckler & Koch GmbH
9.50%, 5/15/18 (a)	EUR	1,565	2,138,989
Interline Brands, Inc.
7.00%, 11/15/18	U.S.$	1,753	1,774,912
Lecta SA
5.42%, 2/15/14 (a)(b)	EUR	1,201	1,680,673
Liberty Tire Recycling
11.00%, 10/01/16 (a)	U.S.$	2,800	2,926,000
Mueller Water Products, Inc.
7.375%, 6/01/17		700	658,000
8.75%, 9/01/20		611	661,407
Neenah Foundry Co.
15.00%, 7/29/15 (d)(e)		315	309,486
New Enterprise Stone & Lime Co.
11.00%, 9/01/18 (a)		2,000	1,850,000
Pipe Holdings PLC
9.50%, 11/01/15 (a)	GBP	1,216	1,971,215
Wendel SA
4.375%, 8/09/17	EUR	1,100	1,409,727

			19,835,104

Services - 1.3%
Goodman Networks, Inc.
12.125%, 7/01/18 (a)	U.S.$	1,200	1,194,000
Live Nation Entertainment, Inc.
8.125%, 5/15/18 (a)		225	227,250
Lottomatica SpA
8.25%, 3/31/66 (a)	EUR	1,545	2,246,083
Mobile Mini, Inc.
7.875%, 12/01/20	U.S.$	1,175	1,210,250
Realogy Corp.
Class A
11.00%, 4/15/18 (a)		1,450	1,522,500
Series C
11.00%, 4/15/18 (a)(c)		750	787,500
Service Corp. International/US
6.75%, 4/01/16		1,485	1,600,087
7.50%, 4/01/27		1,500	1,432,500
ServiceMaster Co. (The)
10.75%, 7/15/15 (a)(d)		2,480	2,616,400
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.
10.75%, 8/01/16		670	730,300
Travelport LLC
9.875%, 9/01/14 (c)		649	597,080
West Corp.
7.875%, 1/15/19 (a)		1,400	1,358,000
8.625%, 10/01/18 (a)		161	162,610
11.00%, 10/15/16		1,100	1,166,000

			16,850,560

Technology - 3.5%
Advanced Micro Devices, Inc.

	Principal Amount (000)		U.S. $ Value
7.75%, 8/01/20	U.S.$	273	$281,190
8.125%, 12/15/17		1,345	1,405,525
Amkor Technology, Inc.
6.625%, 6/01/21 (a)		1,500	1,443,750
Aspect Software, Inc.
10.625%, 5/15/17		2,126	2,285,450
Buccaneer Merger Sub, Inc.
9.125%, 1/15/19 (a)		813	845,520
CDW LLC/CDW Finance Corp.
8.00%, 12/15/18 (a)		1,750	1,850,625
8.50%, 4/01/19 (a)		2,357	2,315,752
11.50%, 10/12/15 (d)		115	121,023
Ceridian Corp.
11.25%, 11/15/15		2,475	2,475,000
CommScope, Inc.
8.25%, 1/15/19 (a)		3,300	3,399,000
CoreLogic, Inc./United States
7.25%, 6/01/21 (a)		1,759	1,715,025
DCP LLC/DCP Corp.
10.75%, 8/15/15 (a)		1,705	1,511,056
Eagle Parent, Inc.
8.625%, 5/01/19 (a)		2,316	2,232,045
Eastman Kodak Co.
7.25%, 11/15/13		316	298,620
First Data Corp.
7.375%, 6/15/19 (a)		750	755,625
11.25%, 3/31/16 (c)		1,750	1,723,750
Freescale Semiconductor, Inc.
8.875%, 12/15/14 (c)		1,530	1,595,025
9.25%, 4/15/18 (a)		737	794,118
10.125%, 12/15/16 (c)		1,785	1,921,106
Interactive Data Corp.
10.25%, 8/01/18 (a)		2,300	2,501,250
Iron Mountain, Inc.
6.625%, 1/01/16		780	780,000
8.375%, 8/15/21		2,000	2,100,000
NXP BV/NXP Funding LLC
3.028%, 10/15/13 (b)(c)		582	579,090
9.50%, 10/15/15		730	773,800
Sanmina-SCI Corp.
7.00%, 5/15/19 (a)		700	661,500
8.125%, 3/01/16 (c)		2,911	3,023,801
Seagate HDD Cayman
6.875%, 5/01/20 (a)		1,193	1,184,053
7.00%, 11/01/21 (a)		655	655,000
Sensata Technologies BV
6.50%, 5/15/19 (a)		2,000	1,995,000
Serena Software, Inc.
10.375%, 3/15/16		470	492,913
Softbrands, Inc./Atlantis
11.50%, 7/15/18 (a)		496	457,029
SunGard Data Systems, Inc.
7.625%, 11/15/20		1,600	1,616,000

	Principal Amount (000)		U.S. $ Value
10.25%, 8/15/15	U.S.$	300	$310,500

			46,099,141

Transportation - Airlines - 0.8%
Air Canada
12.00%, 2/01/16 (a)		1,300	1,342,250
American Airlines, Inc.
10.50%, 10/15/12		884	938,145
AMR Corp.
9.00%, 8/01/12		1,056	1,066,560
Continental Airlines 2003-ERJ1 Pass Through Trust Series RJ03
7.875%, 7/02/18		1,022	1,009,189
Continental Airlines, Inc.
8.75%, 12/01/11		260	265,200
Delta Air Lines, Inc.
9.50%, 9/15/14 (a)		1,342	1,430,908
Northwest Airlines 2000-1 Class G Pass Through Trust
7.15%, 10/01/19		895	885,623
TAM Capital 3, Inc.
8.375%, 6/03/21 (a)		2,011	2,036,137
UAL 2007-1 Pass Through Trust
Series 071A
6.636%, 7/02/22		1,781	1,776,722

			10,750,734

Transportation - Railroads - 0.0%
Florida East Coast Railway Corp.
8.125%, 2/01/17 (a)		407	420,228

Transportation - Services - 0.9%
America West Airlines 1999-1 Pass Through Trust Series 991G
7.93%, 1/02/19		1,687	1,699,606
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
7.75%, 5/15/16		2,055	2,090,962
EC Finance PLC
9.75%, 8/01/17 (a)	EUR	113	173,699
Hapag-Lloyd AG
9.75%, 10/15/17 (a)	U.S.$	1,250	1,256,250
Hertz Corp. (The)
6.75%, 4/15/19 (a)		2,187	2,165,130
7.375%, 1/15/21 (a)		1,650	1,678,875
8.875%, 1/01/14		252	258,300
Oshkosh Corp.
8.50%, 3/01/20		341	369,133
Overseas Shipholding Group, Inc.
8.125%, 3/30/18 (c)		1,200	1,177,500
Quality Distribution LLC/QD Capital Corp.
11.75%, 11/01/13 (d)		130	129,684

	Principal Amount (000)		U.S. $ Value
Swift Services Holdings, Inc.
10.00%, 11/15/18	U.S.$	1,067	$1,129,686

			12,128,825

			631,161,877

Financial Institutions - 5.0%
Banking - 1.8%
ABN Amro Bank NV	EUR	2,295	2,687,436
4.31%, 3/10/16
Bank of America Corp.
8.00%, 1/30/18	U.S.$	1,585	1,655,231
8.125%, 5/15/18		1,915	1,999,854
Deutsche Bank AG/London
5.50%, 9/02/15 (a)	UAH	15,300	1,692,631
HT1 Funding GmbH
6.352%, 6/30/17	EUR	1,550	1,831,902
LBG Capital No. 1 PLC
8.00%, 6/15/20 (a)	U.S.$	4,650	4,161,750
Regions Bank/Birmingham AL
6.45%, 6/26/37		1,500	1,403,835
Regions Financing Trust II
6.625%, 5/15/47		700	623,000
Resona Preferred Global Securities Cayman Ltd.
7.191%, 7/30/15 (a)(c)		1,300	1,302,061
Royal Bank of Scotland Group PLC Series U
7.64%, 9/29/17		50	38,875
SNS Bank NV
11.25%, 12/31/49 (a)	EUR	620	903,589
Telenet Finance III Luxembourg SCA
6.625%, 2/15/21 (a)		2,200	3,094,971
UT2 Funding PLC
5.321%, 6/30/16		1,293	1,762,541

			23,157,676

Brokerage - 0.3%
E*Trade Financial Corp.
6.75%, 6/01/16	U.S.$	2,205	2,160,900
Lehman Brothers Holdings, Inc.
6.875%, 5/02/18 (f)		1,690	454,188
Nuveen Investments, Inc.
10.50%, 11/15/15		1,875	1,917,187

			4,532,275

Finance - 1.2%
AGFC Capital Trust I
6.00%, 1/15/67 (a)		3,700	2,497,500
Ally Financial, Inc.
6.75%, 12/01/14		1	996
8.00%, 11/01/31		662	716,615
Series 8
6.75%, 12/01/14		2,590	2,674,175
CIT Group, Inc.
7.00%, 5/01/15-5/01/17		2	1,785

	Principal Amount (000)		U.S. $ Value
7.00%, 5/04/15-5/02/17 (a)	U.S.$	2,071	$2,068,562
ILFC E-Capital Trust II
6.25%, 12/21/65 (a)		2,000	1,700,000
International Lease Finance Corp.
6.375%, 3/25/13		1,250	1,287,500
iStar Financial, Inc.
5.65%, 9/15/11		750	748,125
Series B
5.70%, 3/01/14		1,675	1,536,812
Residential Capital LLC
9.625%, 5/15/15		2,662	2,642,035

			15,874,105

Insurance - 1.0%
Genworth Financial, Inc.
6.15%, 11/15/66		2,500	1,818,750
Hartford Financial Services Group, Inc.
8.125%, 6/15/38		3,000	3,232,500
ING Groep NV
5.775%, 12/08/15		2,250	2,070,000
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		1,250	1,246,875
MBIA Insurance Corp.
14.00%, 1/15/33 (a)		3,056	1,818,320
XL Group PLC
Series E
6.50%, 4/15/17 (c)		4,000	3,670,000

			13,856,445

Other Finance - 0.5%
Harbinger Group, Inc.
10.625%, 11/15/15		1,420	1,466,150
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.00%, 1/15/18		1,950	1,979,250
iPayment Holdings, Inc.
15.00%, 11/15/18 (a)		1,142	1,187,680
iPayment, Inc.
10.25%, 5/15/18 (a)		2,177	2,138,902

			6,771,982

REITS - 0.2%
Developers Diversified Realty Corp.
7.875%, 9/01/20		1,800	2,063,819

			66,256,302

Utility - 3.0%
Electric - 2.1%
AES Corp. (The)
7.375%, 7/01/21 (a)		700	710,500
7.75%, 3/01/14		1,060	1,144,800
8.00%, 10/15/17		868	920,080
Calpine Corp.
7.25%, 10/15/17 (a)		1,800	1,827,000

	Principal Amount (000)		U.S. $ Value
7.875%, 7/31/20-1/15/23 (a)	U.S.$	1,875	$1,948,125
Dynegy Holdings, Inc.
7.75%, 6/01/19		1,320	960,300
8.375%, 5/01/16		635	508,000
Dynegy Roseton/Danskammer Pass Through Trust
Series B
7.67%, 11/08/16		1,500	1,335,000
Edison Mission Energy
7.00%, 5/15/17		1,525	1,235,250
7.50%, 6/15/13 (c)		1,540	1,549,625
7.75%, 6/15/16		958	862,200
Energy Future Holdings Corp.
10.00%, 1/15/20		798	847,045
10.875%, 11/01/17		392	335,160
Series Q
6.50%, 11/15/24		1,254	627,000
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
10.00%, 12/01/20		1,020	1,087,789
GenOn Americas Generation LLC
8.50%, 10/01/21		1,270	1,301,750
GenOn Energy, Inc.
7.875%, 6/15/17		1,080	1,085,400
9.50%, 10/15/18 (c)		1,450	1,508,000
9.875%, 10/15/20 (c)		1,200	1,254,000
NRG Energy, Inc.
7.375%, 1/15/17		1,705	1,785,988
7.875%, 5/15/21 (a)		797	795,008
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67		2,405	2,386,962
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.50%, 10/01/20 (a)		626	615,045
Series A
10.25%, 11/01/15		1,570	949,850

			27,579,877

Natural Gas - 0.9%
El Paso Corp.
Series G
7.75%, 1/15/32		1,524	1,772,827
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66		1,760	1,905,200
Inergy LP/Inergy Finance Corp.
6.875%, 8/01/21 (a)		2,500	2,500,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.50%, 8/15/21		2,750	2,729,375
Sabine Pass LNG LP
7.50%, 11/30/16		2,150	2,203,750

	Principal Amount (000)		U.S. $ Value
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875%, 2/01/21 (a)	U.S.$	960	$950,400

			12,061,552

			39,641,429

Non Corporate Sectors - 0.3%
Agencies - Not Government Guaranteed - 0.3%
Citgo Petroleum Corp.
11.50%, 7/01/17 (a)		2,919	3,386,040

Total Corporates - Non-Investment Grades (cost $715,455,512)			740,445,648

CORPORATES - INVESTMENT GRADES - 12.0%
Financial Institutions - 7.0%
Banking - 3.2%
American Express Co.
6.80%, 9/01/66		2,550	2,620,125
Assured Guaranty Municipal Holdings, Inc.
6.40%, 12/15/66 (a)		3,300	2,491,500
Banco Santander Chile
6.50%, 9/22/20 (a)	CLP	1,488,500	2,977,185
Barclays Bank PLC
4.75%, 3/15/20	EUR	1,890	1,952,836
4.875%, 12/15/14		600	722,175
BBVA International Preferred SA Unipersonal
4.952%, 12/31/49		1,650	1,920,180
5.919%, 4/18/17 (c)	U.S.$	1,265	1,047,278
Series E
8.50%, 10/21/14	EUR	550	813,534
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
8.375%, 7/26/16	U.S.$	2,750	2,915,000
Credit Agricole SA
6.637%, 5/31/17 (a)		2,908	2,479,070
Danske Bank A/S
5.914%, 6/16/14 (a)		1,150	1,035,000
Itau Unibanco Holding SA/Cayman Island
10.50%, 11/23/15 (a)	BRL	1,100	746,761
JP Morgan Chase Bank NA
9.50%, 5/17/41	IDR	27,844,000	3,400,893
Morgan Stanley
10.09%, 5/03/17 (a)	BRL	5,760	3,635,445
Royal Bank of Scotland PLC (The)
Series 1
5.76%, 10/27/14 (b)	AUD	1,500	1,425,338
Societe Generale SA
6.999%, 12/19/17	EUR	1,250	1,731,117
UBS AG/Jersey
4.28%, 4/15/15		2,000	2,610,270
Unicredito Italiano Capital Trust III
4.028%, 10/27/15		3,500	4,047,731

	Principal Amount (000)		U.S. $ Value
Wells Fargo & Co.
Series K
7.98%, 3/15/18	U.S.$	3,000	$3,240,000

			41,811,438

Brokerage - 0.1%
Jefferies Group, Inc.
6.875%, 4/15/21		1,207	1,297,228

Finance - 0.3%
HSBC Finance Capital Trust IX
5.911%, 11/30/35 (c)		1,905	1,800,225
SLM Corp.
5.125%, 8/27/12		384	394,015
Series A
5.375%, 5/15/14		2,000	2,082,258

			4,276,498

Insurance - 2.7%
Allstate Corp. (The)
6.125%, 5/15/37		1,300	1,290,250
American International Group, Inc.
6.25%, 3/15/37		1,739	1,582,490
8.175%, 5/15/58		961	1,049,989
AON Corp.
8.205%, 1/01/27		690	782,435
Assured Guaranty US Holdings, Inc.
Series A
6.40%, 12/15/66		2,869	2,237,820
Aviva PLC
4.729%, 11/28/14	EUR	3,000	3,806,644
Coventry Health Care, Inc.
5.95%, 3/15/17	U.S.$	2,000	2,137,852
Dai-ichi Life Insurance Co., Ltd. (The)
7.25%, 7/25/21 (a)(c)		2,295	2,311,170
Genworth Financial, Inc.
7.70%, 6/15/20		600	625,183
Lincoln National Corp.
6.05%, 4/20/67		2,400	2,310,000
8.75%, 7/01/19 (c)		604	762,186
MetLife, Inc.
10.75%, 8/01/39		2,350	3,307,625
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		2,135	2,648,875
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (a)		1,650	1,655,567
Suncorp Metway Insurance Ltd.
Series 1
6.75%, 9/23/24	AUD	1,000	972,796
Swiss Re Capital I LP
6.854%, 5/25/16 (a)(c)	U.S.$	3,700	3,557,495
Transatlantic Holdings, Inc.
8.00%, 11/30/39		1,261	1,380,102
Vero Insurance Ltd.
6.15%, 9/07/25	AUD	990	893,047

	Principal Amount (000)		U.S. $ Value
ZFS Finance USA Trust V
6.50%, 5/09/37 (a)(c)	U.S.$	1,740	$1,731,300

			35,042,826

Other Finance - 0.5%
Aviation Capital Group Corp.
6.75%, 4/06/21 (a)		650	641,258
7.125%, 10/15/20 (a)		2,489	2,533,668
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (a)		2,692	3,032,878
Red Arrow International Leasing PLC
8.375%, 6/30/12	RUB	3,613	130,792

			6,338,596

REITS - 0.2%
Entertainment Properties Trust
7.75%, 7/15/20	U.S.$	1,908	2,151,270
Ventas Realty LP/Ventas Capital Corp.
6.75%, 4/01/17 (c)		907	955,287

			3,106,557

			91,873,143

Industrial - 2.7%
Basic - 1.4%
Basell Finance Co. BV
8.10%, 3/15/27 (a)		1,240	1,382,600
Braskem Finance Ltd
7.00%, 5/07/20 (a)(c)		1,800	1,962,000
Commercial Metals Co.
6.50%, 7/15/17		1,300	1,389,721
Georgia-Pacific LLC
7.125%, 1/15/17 (a)		800	843,404
GTL Trade Finance, Inc.
7.25%, 10/20/17 (a)(c)		1,338	1,498,560
Southern Copper Corp.
7.50%, 7/27/35 (c)		3,300	3,455,298
Usiminas Commercial Ltd.
7.25%, 1/18/18 (a)		2,428	2,719,360
Vale Overseas Ltd.
6.875%, 11/21/36		4,756	5,163,998

			18,414,941

Capital Goods - 0.2%
Lafarge SA
7.125%, 7/15/36		800	786,783
Owens Corning
7.00%, 12/01/36		1,340	1,357,602

			2,144,385

Communications - Telecommunications - 0.2%
Alltel Corp.
7.875%, 7/01/32		160	210,113
Qwest Corp.

	Principal Amount (000)		U.S. $ Value
6.50%, 6/01/17	U.S.$	610	$661,850
6.875%, 9/15/33 (c)		1,570	1,513,088

			2,385,051

Consumer Cyclical - Retailers - 0.3%
CVS Caremark Corp.
6.302%, 6/01/37		2,079	2,024,426
Macy’s Retail Holdings, Inc.
5.75%, 7/15/14		1,365	1,501,465
5.90%, 12/01/16		127	142,565

			3,668,456

Energy - 0.2%
Pride International, Inc.
6.875%, 8/15/20		416	483,798
TNK-BP Finance SA
7.50%, 7/18/16 (a)		2,352	2,663,640

			3,147,438

Other Industrial - 0.3%
Noble Group Ltd.
6.75%, 1/29/20 (a)		3,932	4,128,600

Technology - 0.0%
Motorola Solutions, Inc.
7.50%, 5/15/25		97	113,482

Transportation - Airlines - 0.1%
Delta Air Lines 2007-1 Class A Pass Through Trust
Series 071A
6.821%, 8/10/22 (c)		1,011	1,051,385

			35,053,738

Non Corporate Sectors - 2.1%
Agencies - Government Sponsored - 0.2%
VTB Bank OJSC Via VTB Capital SA
6.875%, 5/29/18 (a)(c)		2,915	3,119,050

Agencies - Not Government Guaranteed - 1.9%
AK Transneft OJSC Via TransCapitalInvest Ltd
8.70%, 8/07/18 (a)		850	1,039,125
Gazprom OAO Via Gaz Capital SA
6.51%, 3/07/22 (a)(c)		11,426	12,125,843
9.25%, 4/23/19 (a)		6,400	7,992,000
VTB Bank OJSC Via VTB Capital SA
6.875%, 5/29/18 (a)		3,400	3,638,000

			24,794,968

			27,914,018

Utility - 0.2%
Electric - 0.2%
Dominion Resources, Inc./VA
7.50%, 6/30/66		758	800,638

	Principal Amount (000)		U.S. $ Value
Empresas Publicas de Medellin ESP
7.625%, 7/29/19 (a)	U.S.$	1,636	$1,901,850

			2,702,488

Total Corporates - Investment Grades (cost $137,573,172)			157,543,387

EMERGING MARKETS - CORPORATE BONDS - 6.4%
Financial Institutions - 1.6%
Banking - 1.0%
ATF Bank JSC
9.00%, 5/11/16 (a)		2,287	2,412,785
Banco BMG SA
9.15%, 1/15/16 (a)		3,750	3,956,250
Banco Cruzeiro do Sul SA/Brazil
8.25%, 1/20/16 (a)		3,280	3,224,262
8.875%, 9/22/20 (a)		680	664,700
Bank CenterCredit
8.625%, 1/30/14 (a)		1,654	1,663,758
Halyk Savings Bank of Kazakhstan JSC
7.25%, 1/28/21 (a)		463	468,283
Renaissance Securities Trading Ltd.
11.00%, 4/21/16 (a)		1,350	1,345,495

			13,735,533

Insurance - 0.0%
Stoneheath RE
6.868%, 10/15/11		600	544,500

Other Finance - 0.3%
AES El Salvador Trust
6.75%, 2/01/16 (a)		270	274,050
6.75%, 2/01/16 (a)(c)		1,700	1,725,500
DTEK Finance BV
9.50%, 4/28/15 (a)		1,865	1,967,575

			3,967,125

REITS - 0.3%
Central China Real Estate Ltd.
12.25%, 10/20/15 (a)		1,877	1,932,900
Shimao Property Holdings Ltd.
9.65%, 8/03/17		2,050	1,891,873

			3,824,773

			22,071,931

Industrial - 4.7%
Basic - 1.5%
Evraz Group SA
8.25%, 11/10/15 (a)		1,398	1,558,770
9.50%, 4/24/18 (a)		3,834	4,418,685
Novelis, Inc./GA
8.75%, 12/15/20		3,075	3,321,000

	Principal Amount (000)		U.S. $ Value
Severstal OAO Via Steel Capital SA
9.25%, 4/19/14 (a)	U.S.$	2,480	$2,793,100
Vedanta Resources PLC
8.75%, 1/15/14 (a)(c)		4,404	4,723,290
Winsway Coking Coal Holding Ltd.
8.50%, 4/08/16 (a)		2,530	2,340,250

			19,155,095

Capital Goods - 0.2%
Cemex SAB de CV
9.00%, 1/11/18 (a)		2,580	2,625,150

Communications - Media - 0.6%
Central European Media Enterprises Ltd.
11.625%, 9/15/16 (a)	EUR	1,231	1,892,243
Columbus International, Inc.
11.50%, 11/20/14 (a)	U.S.$	4,160	4,726,800
European Media Capital SA
10.00%, 2/01/15 (h)		1,574	1,464,029

			8,083,072

Communications - Telecommunications - 0.3%
Pacnet Ltd.
9.25%, 11/09/15 (a)		1,902	1,816,410
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125%, 4/30/18 (a)		1,500	1,693,950

			3,510,360

Consumer Cyclical - Other - 0.4%
Country Garden Holdings Co.
10.50%, 8/11/15		750	774,097
11.125%, 2/23/18 (a)		791	814,730
Peermont Global Pty Ltd.
7.75%, 4/30/14 (a)	EUR	1,000	1,268,881
Yanlord Land Group Ltd.
10.625%, 3/29/18 (a)	U.S.$	1,957	2,015,710

			4,873,418

Consumer Cyclical - Retailers - 0.1%
Edcon Holdings Pty Ltd.
6.971%, 6/15/15 (a)(b)	EUR	1,066	1,275,334

Consumer Non-Cyclical - 0.5%
CEDC Finance Corp. International, Inc.
8.875%, 12/01/16 (a)(c)		1,400	1,806,887
9.125%, 12/01/16 (a)	U.S.$	1,150	1,049,375
Foodcorp Pty Ltd.
8.75%, 3/01/18 (a)	EUR	827	1,174,289
JBS Finance II Ltd.
8.25%, 1/29/18 (a)	U.S.$	2,400	2,448,000

			6,478,551

	Principal Amount (000)		U.S. $ Value
Energy - 0.5%
Deepsea Metro I
11.00%, 12/09/15	U.S.$	900	$963,711
MIE Holdings Corp.
9.75%, 5/12/16 (a)		1,500	1,477,500
OGX Petroleo e Gas Participacoes SA
8.50%, 6/01/18 (a)		979	1,006,902
Pan American Energy LLC/Argentine Branch
7.875%, 5/07/21 (a)		1,870	1,982,200
Zhaikmunai LLP
10.50%, 10/19/15 (a)		1,570	1,664,200

			7,094,513

Other Industrial - 0.3%
Marfrig Holding Europe BV
8.375%, 5/09/18 (a)		1,181	1,128,445
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)		1,771	1,797,565
New Reclamation Group Pty Ltd. (The)
8.125%, 2/01/13 (a)	EUR	1,186	1,539,364

			4,465,374

Technology - 0.2%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.
10.50%, 4/15/18	U.S.$	1,490	1,631,550
STATS ChipPAC Ltd.
7.50%, 8/12/15 (a)		541	570,755

			2,202,305

Transportation - Services - 0.1%
Inversiones Alsacia SA
8.00%, 8/18/18 (a)		1,980	1,879,240

			61,642,412

Utility - 0.1%
Electric - 0.1%
Inkia Energy Ltd.
8.375%, 4/04/21 (a)(c)		810	830,250

Total Emerging Markets - Corporate Bonds (cost $82,388,841)			84,544,593

EMERGING MARKETS - SOVEREIGNS - 5.6%
Argentina - 2.7%
Argentina Bonos
7.00%, 10/03/15 (c)		19,339	18,747,567
Series X
7.00%, 4/17/17		8,950	8,069,668
Argentine Republic Government International Bond
7.82%, 12/31/33	EUR	4,917	5,169,645
Series NY

	Principal Amount (000)		U.S. $ Value
2.50%, 12/31/38 (i)	U.S.$	3,480	$1,513,800
8.28%, 12/31/33 (c)		1,842	1,625,174

			35,125,854

Dominican Republic - 0.7%
Dominican Republic International Bond
8.625%, 4/20/27 (a)		8,385	9,160,612

El Salvador - 0.7%
El Salvador Government International Bond
7.375%, 12/01/19 (a)		705	773,738
7.625%, 9/21/34 (a)		762	828,675
7.65%, 6/15/35 (a)		6,996	7,240,860

			8,843,273

Ghana - 0.2%
Republic of Ghana
8.50%, 10/04/17 (a)		2,983	3,371,065

Jamaica - 0.1%
Jamaica Government International Bond
8.00%, 6/24/19		1,074	1,146,495

Philippines - 0.0%
Philippine Government International Bond
10.625%, 3/16/25		205	312,113

Serbia & Montenegro - 0.1%
Republic of Serbia
6.75%, 11/01/24 (a)		1,004	1,004,400

Ukraine - 0.9%
Ukraine Government International Bond
6.58%, 11/21/16 (a)		2,953	2,976,624
6.75%, 11/14/17 (a)		670	673,350
7.65%, 6/11/13 (a)(c)		5,845	6,140,172
Ukraine-Recap Linked Note
5.50%, 9/02/15 (a)	UAH	15,300	1,763,166

			11,553,312

United Arab Emirates - 0.2%
Emirate of Dubai Government International Bonds
7.75%, 10/05/20 (a)(c)	U.S.$	3,310	3,516,875

Total Emerging Markets - Sovereigns (cost $53,160,092)			74,033,999

GOVERNMENTS - TREASURIES - 4.7%
Brazil - 1.9%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/14	BRL	9,146	5,536,783

	Principal Amount (000)		U.S. $ Value
Republic of Brazil
12.50%, 1/05/16-1/05/22	BRL	24,922	$19,639,186

			25,175,969

Greece - 0.2%
Hellenic Republic Government Bond
Series 30YR
4.60%, 9/20/40	EUR	4,895	3,104,312

Hungary - 0.9%
Hungary Government Bond
Series 14/C
5.50%, 2/12/14	HUF	970,820	5,172,557
Series 15/A
8.00%, 2/12/15		464,360	2,619,243
Series 16/C
5.50%, 2/12/16		697,550	3,595,649

			11,387,449

Ireland - 0.2%
Ireland Government Bond
4.50%, 4/18/20	EUR	3,223	2,922,851

South Africa - 1.5%
South Africa Government Bond
Series R203
8.25%, 9/15/17	ZAR	60,480	8,998,665
Series R204
8.00%, 12/21/18		10,750	1,563,999
Series R207
7.25%, 1/15/20		60,872	8,386,271
Series R208
6.75%, 3/31/21		490	64,537

			19,013,472

Total Governments - Treasuries (cost $49,235,905)			61,604,053

CMOs - 3.6%
Non-Agency Floating Rate - 2.1%
Bear Stearns Adjustable Rate Mortgage Trust
Series 2007-2, Class 1A1
2.328%, 12/25/46 (b)	U.S.$	1,588	1,024,322
Countrywide Alternative Loan Trust
Series 2007-7T2, Class A3
0.786%, 4/25/37 (b)		5,718	3,246,098
Countrywide Home Loan Mortgage Pass Through Trust
Series 2007-13, Class A7
0.786%, 8/25/37 (b)		2,831	2,144,595
Greenpoint Mortgage Funding Trust
Series 2007-AR3, Class A1
0.406%, 6/25/37 (b)		1,885	1,294,495
Harborview Mortgage Loan Trust
Series 2007-4, Class 2A1
0.406%, 7/19/47 (b)		2,104	1,448,209

	Principal Amount (000)		U.S. $ Value
Indymac Index Mortgage Loan Trust
Series 2006-AR37, Class 2A1
5.462%, 2/25/37	U.S.$	1,207	$831,383
Lehman XS Trust
Series 2007-15N, Class 4A1
1.086%, 8/25/47 (b)		1,154	641,105
Series 2007-4N, Class 3A2A
1.045%, 3/25/47 (b)		2,570	1,564,865
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-18, Class 8A1
5.466%, 9/25/35		2,909	2,687,485
Series 2006-9, Class 4A1
5.895%, 10/25/36		1,861	1,331,170
Structured Asset Mortgage Investments, Inc.
Series 2007-AR6, Class A1
1.778%, 8/25/47 (b)		6,217	3,473,280
WaMu Mortgage Pass Through Certificates
Series 2006-AR11, Class 3A1A
1.198%, 9/25/46 (b)		2,464	1,480,152
Series 2006-AR5, Class A1A
1.268%, 6/25/46 (b)		1,143	817,551
Series 2007-HY3, Class 4A1
2.725%, 3/25/37		3,738	3,167,496
Series 2007-OA3, Class 2A1A
1.038%, 4/25/47 (b)		1,329	912,436
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2007-OA4, Class A1A
1.038%, 4/25/47 (b)		1,511	808,682

			26,873,324

Non-Agency Fixed Rate - 1.4%
Chaseflex Trust
Series 2007-1, Class 1A3
6.50%, 2/25/37		1,401	950,104
Citimortgage Alternative Loan Trust
Series 2007-A3, Class 1A4
5.75%, 3/25/37		3,241	2,455,847
Countrywide Alternative Loan Trust
Series 2006-42, Class 1A6
6.00%, 1/25/47		1,744	1,159,946
Series 2006-J1, Class 1A10
5.50%, 2/25/36		4,350	3,131,590
Series 2006-J5, Class 1A1
6.50%, 9/25/36		2,414	1,656,023
First Horizon Alternative Mortgage Pass Through Certificates
Series 2006-FA1, Class 1A3
5.75%, 4/25/36		1,830	1,356,125
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2006-7, Class A3
6.081%, 9/25/36		2,542	1,557,534
Series 2006-7, Class A4
6.171%, 9/25/36		2,675	1,621,525

	Principal Amount (000)		U.S. $ Value
Series 2006-9, Class A4
5.986%, 10/25/36	U.S.$	2,889	$1,778,782
Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 3A1
6.25%, 7/25/37		3,553	2,538,372

			18,205,848

Non-Agency ARMs - 0.1%
Citigroup Mortgage Loan Trust, Inc.
Series 2006-AR1, Class 3A1
2.69%, 3/25/36 (b)		2,209	1,549,423

Total CMOs (cost $47,769,272)			46,628,595

QUASI-SOVEREIGNS - 3.2%
Quasi-Sovereign Bonds - 3.2%
Indonesia – 0.3%
Majapahit Holding BV
7.75%, 10/17/16 (a)		2,165	2,513,565
7.875%, 6/29/37 (a)		699	801,054
8.00%, 8/07/19 (a)		330	390,225

			3,704,844

Kazakhstan - 0.5%
Intergas Finance BV
6.375%, 5/14/17 (a)		3,640	3,940,300
KazMunayGas National Co.
7.00%, 5/05/20 (a)		2,658	2,927,521
9.125%, 7/02/18 (a)		250	308,100

			7,175,921

Philippines - 0.1%
Power Sector Assets & Liabilities Management Corp.
7.25%, 5/27/19 (a)		1,250	1,478,125

Russia - 1.9%
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.299%, 5/15/17 (a)		8,227	8,741,188
7.50%, 3/25/13	RUB	86,000	3,138,877
7.75%, 5/29/18 (a)	U.S.$	11,600	13,195,000

			25,075,065

Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 8/14/19 (a)(c)		1,675	2,022,562

Ukraine - 0.2%
NAK Naftogaz Ukraine
9.50%, 9/30/14		2,542	2,777,135

Total Quasi-Sovereigns (cost $30,605,501)			42,233,652

	Principal Amount (000)		U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.7%
Non-Agency Fixed Rate CMBS - 2.5%
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class AM
5.772%, 2/10/51	U.S.$	2,877	$2,790,051
Banc of America Large Loan, Inc.
Series 2009-UB1, Class A4B
5.692%, 6/24/50 (a)		3,500	3,450,647
Bear Stearns Commercial Mortgage Securities
Series 2007-PW18, Class AM
6.084%, 6/11/50		1,400	1,368,412
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class AJ 5.
394%, 7/15/44		1,017	958,512
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class AM
5.509%, 9/15/39		5,900	5,554,289
GE Capital Commercial Mortgage Corp.
Series 2005-C4, Class AM
5.493%, 11/10/45		800	805,730
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class AM
5.855%, 6/12/43		1,230	1,203,983
Series 2007-LD11, Class AM
6.005%, 6/15/49		5,105	4,542,903
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class AJ
5.137%, 7/12/38		2,000	1,841,540
Morgan Stanley Capital I
Series 2005-HQ6, Class AJ
5.073%, 8/13/42		948	913,984
Series 2006-IQ12, Class AM
5.37%, 12/15/43		7,700	7,454,899
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class AM
5.466%, 1/15/45		2,100	2,158,859
Series 2007-C34, Class AM
5.818%, 5/15/46		400	376,907

			33,420,716

Non-Agency Floating Rate CMBS - 0.2%
Commercial Mortgage Pass Through Certificates
Series 2007-FL14, Class C
0.487%, 6/15/22 (a)(b)		477	424,994
Lehman Brothers
Series 2006-LLFA, Class H
0.587%, 9/15/21 (a)(b)		423	329,579
Series 2006-LLFA, Class K
0.987%, 9/15/21 (a)(b)		399	283,300

	Principal Amount (000)		U.S. $ Value
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class H
0.585%, 9/15/21 (a)(b)	U.S.$	1,279	$970,124

			2,007,997

Total Commercial Mortgage-Backed Securities (cost $30,819,389)			35,428,713

BANK LOANS - 2.5%
Industrial - 2.0%
Basic - 0.0%
Ineos US Finance LLC
7.50%, 12/16/13 (b)		245	251,869
8.00%, 12/16/14 (b)		280	289,510

			541,379

Capital Goods - 0.4%
Harbor Freight Tools USA, Inc./Central Purchasing, LLC
6.50%, 12/22/17 (b)		3,284	3,330,717
Hawker Beechcraft Acquisition Company LLC
2.19%-2.25%, 3/26/14 (b)		68	56,896
2.25%, 3/26/14 (b)		4	3,518
10.50%, 3/26/14 (b)		1,807	1,816,763

			5,207,894

Communications - Media - 0.3%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
2.50%, 7/03/14 (b)		719	645,905
Charter Communications Operating, LLC
2.19%, 3/06/14 (b)		27	26,852
7.25%, 3/06/14 (b)		34	33,828
Clear Channel Communications, Inc.
3.84%, 1/29/16 (b)		163	138,264
SuperMedia Inc. (fka Idearc Inc.)
11.00%, 12/31/15 (b)		313	186,675
Univision Communications Inc.
4.44%, 3/31/17 (b)		2,323	2,201,598
WideOpenWest Finance , LLC
2.69%-4.75%, 6/30/14 (b)		971	939,741

			4,172,863

Communications - Telecommunications - 0.0%
LightSquared LP
12.00%, 10/01/14 (d)		50	50,223

Consumer Cyclical - Automotive - 0.4%
Allison Transmission, Inc.
2.94%, 8/07/14 (b)		11	10,870
Federal-Mogul Corporation
2.13%, 12/29/14-12/28/15 (b)		1,969	1,860,658

	Principal Amount (000)		U.S. $ Value
Ford Motor Co.
2.94%, 12/15/13 (b)	U.S.$	77	$77,207
General Motors Holdings LLC
10/27/15 (j)		3,500	3,155,460

			5,104,195

Consumer Cyclical - Entertainment - 0. 2%
ClubCorp Club Operations Inc.
6.00%, 11/30/16 (b)		1,368	1,371,545
Las Vegas Sands, LLC
2.69%, 11/23/16 (b)		558	542,195

			1,913,740

Consumer Cyclical - Other - 0.2%
Caesars Entertainment Operating Company Inc. (fka Harrah’s Operating Company, Inc.)
3.19%-3.27%, 1/28/15 (b)		1,210	1,089,530
Great Atlantic & Pacific Tea Company, Inc., The
8.75%, 6/14/12 (b)		130	131,097
Harrah’s Las Vegas Propco, LLC
2/13/13 (k)		1,500	1,260,810

			2,481,437

Consumer Cyclical - Retailers - 0.1%
Burlington Coat Factory Warehouse Corporation
6.25%, 2/23/17 (b)		499	497,972
Rite Aid Corporation
1.94%, 6/04/14 (b)		962	917,376

			1,415,348

Consumer Non-Cyclical - 0.0%
HCA Inc.
3.50%, 5/01/18 (b)		398	391,012

Energy - 0.1%
CITGO Petroleum Corporation
9.00%, 6/24/17 (b)		1,238	1,285,762

Other Industrial - 0.0%
Gavilon Group LLC, The
6.00%, 12/06/16 (b)		414	414,719

Services - 0.2%
Advantage Sales & Marketing Inc.
5.25%, 12/17/17 (b)		507	506,943
Aveta Inc.
8.50%, 4/14/15 (b)		416	416,758
Global Cash Access, Inc.
7.00%, 3/01/16 (b)		445	447,464
Sabre Inc.
2.19%-2.27%, 9/30/14 (b)		735	659,855

	Principal Amount (000)		U.S. $ Value
ServiceMaster Co., (The)
2.69%, 7/24/14 (b)	U.S.$	18	$17,230
2.69%-2.76%, 7/24/14 (b)		178	173,020

			2,221,270

Technology - 0.1%
First Data Corp.
2.94%, 9/24/14 (b)		1,315	1,217,015
SunGard Data Systems Inc. (Solar Capital Corp.)
1.94%, 2/28/14 (b)		24	23,810

			1,240,825

Transportation - Services - 0.0%
Swift Transportation Co., LLC
6.00%, 12/21/16 (b)		208	208,420

			26,649,087

Financial Institutions - 0.3%
Finance - 0.3%
CIT Group, Inc.
6.25%, 8/11/15 (b)		1,311	1,317,671
Delos Aircraft Inc.
7.00%, 3/17/16 (b)		106	106,607
International Lease Finance Corp (Delos Aircraft Inc)
6.75%, 3/17/15 (b)		144	144,292
iStar Financial Inc.
7.00%, 6/30/14 (b)		1,675	1,667,328

			3,235,898

Utility - 0.2%
Electric - 0.2%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
2.75%, 11/01/13 (b)		269	263,649
4.75%, 5/01/14 (b)		1,000	925,000
Texas Competitive Electric Holdings Company, LLC (TXU)
3.69%, 10/10/14 (b)		1,632	1,378,897

			2,567,546

Total Bank Loans (cost $32,282,733)			32,452,531

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 2.1%
United States - 2.1%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
Series 2007A
5.375%, 11/15/40		595	498,247
Buckeye OH Tob Stlmnt Fin Auth
Series 2007A-2
5.875%, 6/01/47		1,525	1,109,941

	Principal Amount (000)		U.S. $ Value
California GO
7.60%, 11/01/40	U.S.$	750	$864,277
7.95%, 3/01/36		1,915	2,086,469
California Mun Fin Auth Rev
8.00%, 4/01/41		900	927,846
California Statewide CDA (Thomas Jefferson Sch Law)
Series 2008A
7.25%, 10/01/38 (a)		810	824,434
Cumberland Cnty PA Mun Auth (Asbury Atlantic, Inc.)
6.125%, 1/01/45		825	739,926
District of Columbia
Series 2011A
6.50%, 10/01/41		1,500	1,538,955
Illinois Finance Auth
Series 2010A
8.125%, 2/15/40		1,420	1,380,709
Illinois Finance Auth (Illinois Institute of Technology)
Series 06A
5.00%, 4/01/31		685	490,638
Illinois GO
7.35%, 7/01/35		1,915	2,036,066
Indiana Finance Auth (Kings Daughters Hospital)
5.50%, 8/15/40		1,115	970,028
Kentucky Econ Dev Fin Auth (Owensboro Med Hlth Sys)
6.50%, 3/01/45		835	835,493
Koyukuk AK Hlth Care Fac (Tanana Chiefs Conference)
7.75%, 10/01/41		1,450	1,400,656
Los Angeles CA Regl Arpts Impt Corp. (American Airlines, Inc.)
Series 2002C
7.50%, 12/01/24		980	990,388
Louisiana Pub Fac Auth (Ochsner Clinic Fndtn)
Series 2007A
5.375%, 5/15/43		1,400	1,234,968
Mid-Bay Brdg Auth FL
Series 2011A
7.25%, 10/01/40		1,650	1,669,915
Regional Trnsp Dist CO (Denver Transit Partners)
6.00%, 1/15/41		2,020	2,021,353
Rhode Island Hlth & Ed Bldg Corp. (Tockwotton Home)
8.375%, 1/01/46		1,520	1,528,345
Sioux Falls S D Health Facs
5.00%, 11/15/33		985	737,903
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40		1,050	1,112,370
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39		1,365	1,450,968

	Principal Amount (000)		U.S. $ Value
Tobacco Settlement Fin Corp. VA
Series 2007B1
5.00%, 6/01/47	U.S.$	1,125	$685,001
Viridian Mun Mgmt Dist TX
9.00%, 12/01/37		825	838,778

Total Local Governments - Municipal Bonds (cost $26,208,574)			27,973,674

EMERGING MARKETS - TREASURIES - 2.0%
Colombia - 0.1%
Republic of Colombia
9.85%, 6/28/27	COP	1,927,000	1,413,344

Dominican Republic - 0.5%
Dominican Republic International Bond
16.00%, 7/10/20 (a)	DOP	229,800	6,190,851

Egypt - 0.2%
Egypt Government International Bond
8.75%, 7/18/12 (a)	EGP	16,620	2,651,876

Indonesia - 0.5%
Indonesia Recap Linked Note
10.00%, 7/18/17	IDR	47,971,000	6,391,099

Philippines - 0.2%
Philippine Government International Bond
6.25%, 1/14/36	PHP	143,000	3,221,501

Turkey - 0.5%
Turkey Government Bond
11.00%, 8/06/14	TRY	9,155	5,905,906

Total Emerging Markets - Treasuries (cost $25,524,463)			25,774,577

GOVERNMENTS - SOVEREIGN BONDS - 1.8%
Brazil - 0.1%
Republic of Brazil
8.75%, 2/04/25	U.S.$	515	727,437

Cote D’Ivoire - 0.5%
Ivory Coast Government International Bond
2.50%, 12/31/32 (a)(f)(i)		12,797	6,766,414

Croatia - 0.6%
Croatia Government International Bond
6.625%, 7/14/20 (a)(c)		4,000	4,235,000
6.75%, 11/05/19 (a)(c)		3,350	3,609,625

			7,844,625

Iceland - 0.4%
Iceland Government International Bond
3.75%, 12/01/11	EUR	3,250	4,645,554

	Principal Amount (000)		U.S. $ Value
Lithuania - 0.1%
Lithuania Government International Bond
7.375%, 2/11/20 (a)(c)	U.S.$	1,498	$1,718,955

Panama - 0.1%
Panama Government International Bond
6.70%, 1/26/36		3	3,540
9.375%, 4/01/29 (c)		1,000	1,485,000

			1,488,540

Total Governments - Sovereign Bonds (cost $21,475,700)			23,191,525

ASSET-BACKED SECURITIES - 1.3%
Home Equity Loans - Fixed Rate - 1.0%
Countrywide Asset-Backed Certificates
Series 2005-7, Class AF5W
5.054%, 10/25/35		895	579,668
Series 2006-1, Class AF6
5.526%, 7/25/36		2,225	1,853,223
Series 2006-15, Class A6
5.826%, 10/25/46		1,824	1,252,689
CSAB Mortgage Backed Trust
Series 2006-2, Class A6A
5.72%, 9/25/36		1,655	1,166,612
GSAA Home Equity Trust
Series 2005-12, Class AF5
5.659%, 9/25/35		1,800	1,344,269
Series 2006-10, Class AF3
5.985%, 6/25/36		1,834	1,084,394
Lehman XS Trust
Series 2006-17, Class WF32
5.55%, 11/25/36		2,500	2,047,092
Series 2007-6, Class 3A5
5.72%, 5/25/37		859	604,084
Morgan Stanley Mortgage Loan Trust
Series 2006-15XS, Class A3
5.988%, 11/25/36		1,905	1,196,166
Series 2007-8XS, Class A2
6.00%, 4/25/37		1,916	1,349,216

			12,477,413

Home Equity Loans - Floating Rate - 0.3%
Countrywide Asset-Backed Certificates
Series 2007-S2, Class A1
0.326%, 5/25/37 (b)		550	534,631
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB2, Class A2C
5.623%, 2/25/37 (b)		3,400	1,729,333
GSAA Home Equity Trust
Series 2006-6, Class AF4
5.191%, 3/25/36 (b)		1,505	839,647

	Principal Amount (000)		U.S. $ Value
GSAA Trust
Series 2006-6, Class AF5
5.191%, 3/25/36 (b)	U.S.$	969	$540,507

			3,644,118

Other ABS - Fixed Rate - 0.0%
CW Capital Cobalt Ltd.
Series 2006-C1, Class AMP1
5.501%, 8/15/48 (a)		487	398,702

Total Asset-Backed Securities (cost $16,737,085)			16,520,233

	Shares
PREFERRED STOCKS - 0.9%
Financial Institutions - 0.8%
Banking - 0.3%
Zions Bancorporation
9.50%		138,946	3,632,048

Finance - 0.5%
Ally Financial, Inc.
7.00% (a)		792	744,332
8.50%		52,000	1,302,080
Citigroup Capital XII
8.50%		99,000	2,556,180
Citigroup Capital XIII
7.875% (l)		49,625	1,378,582

			5,981,174

REITS - 0.0%
Sovereign Real Estate Investment Trust
12.00% (a)		185	214,787

			9,828,009

Industrial - 0.1%
Consumer Cyclical - Other - 0.1%
Las Vegas Sands Corp.
10.00%		16,000	1,795,152

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal National Mortgage Association
8.25%		80,000	172,000

Total Preferred Stocks (cost $12,084,143)			11,795,161

	Principal Amount (000)
SUPRANATIONALS - 0.7%
Eurasian Development Bank
7.375%, 9/29/14 (a)	U.S.$	1,690	1,863,732

	Principal Amount (000)		U.S. $ Value
European Investment Bank
Zero Coupon, 4/24/13 (a)	IDR	65,759,400	$6,816,341

Total Supranationals (cost $8,386,464)			8,680,073

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.6%
Argentina - 0.2%
Provincia de Cordoba
12.375%, 8/17/17 (a)	U.S.$	2,341	2,446,345
Colombia - 0.4%
Bogota Distrio Capital
9.75%, 7/26/28 (a)	COP	7,758,000	5,456,703

Total Local Governments - Regional Bonds (cost $5,651,557)			7,903,048

INFLATION-LINKED SECURITIES - 0.4%
Uruguay - 0.4%
Uruguay Government International Bond
3.70%, 6/26/37 (c)	UYU	45,455	2,467,909
4.25%, 4/05/27 (c)		53,841	3,184,846

Total Inflation-Linked Securities (cost $4,247,274)			5,652,755

	Shares
COMMON STOCKS - 0.2%
Abitibibowater, Inc. (g)(m)		5,000	0
American Media Operations, Inc. (e)(g)		19,908	338,436
American Media, Inc. (g)(h)		12,978	0
AOT Bedding Super Holdings, LLC (g)		52	0
Fairpoint Communications, Inc. (m)		5,519	50,830
Gallery Capital SA		591	0
Greektown Superholdings, Inc. (e) (g)(m)		692	46,364
Keystone Automotive Operations, Inc. (e)		106,736	1,350,450
Magnachip Semiconductor (e)		3,600	0
Merisant Co. (e)(g)		999	0
Neenah Enterprises, Inc. (e)(g)(m)		58,200	378,300
U.S. Shipping Corp. (e)(g)		31,398	0

Total Common Stocks (cost $3,681,728)			2,164,380

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN AGENCIES - 0.1%
Spain - 0.1%
Instituto de Credito Oficial
4.53%, 3/17/16 (cost $1,183,759)	CAD	1,300	1,255,384

Company	Shares	U.S. $ Value
WARRANTS - 0.0%
Alion Science And Technology Corp., expiring 11/01/14 (a)(g)(m)	900	$0
Fairpoint Communications, Inc., expiring 1/24/18 (g)(m)	9,408	0
Magnachip Semicon, expiring 12/31/49 (g)(m)	18,000	0
Quality Distribution LLC/QD Capital Corp., expiring 11/01/13 (m)	37,362	486,080

Total Warrants (cost $0)		486,080

SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08% (n) (cost $7,652,446)	7,652,446	7,652,446

Total Investments - 107.8% (cost $1,312,123,610) (o)		1,413,964,507
Other assets less liabilities - (7.8)%		(102,084,740)

Net Assets - 100.0%		$1,311,879,767

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Capital Inc.:
Euro settling 7/14/11	1,142	$1,623,583	$1,656,341	$32,758
Norwegian Krone settling 8/18/11	72,057	13,125,310	13,317,567	192,257
Brown Brothers Harriman & Co.:
Euro settling 7/14/11	1,520	2,141,545	2,204,304	62,759
South African Rand settling 8/19/11	430	63,276	63,164	(112)
Citibank:
Euro settling 7/14/11	3,657	5,195,715	5,302,019	106,304
Credit Suisse First Boston:
Chinese Yuan Renminbi settling 1/13/12	108,604	16,754,044	16,896,791	142,747
Euro settling 7/14/11	1,200	1,682,158	1,739,457	57,299
Deutsche Bank:
Mexican Peso settling 8/18/11	159,610	13,397,967	13,577,211	179,244
Goldman Sachs:
Brazilian Real settling 7/05/11	14,128	8,846,679	9,052,732	206,053
Euro settling 7/14/11	189	272,098	274,159	2,061
Swedish Krona settling 8/18/11	82,577	13,029,833	13,020,487	(9,346)
HSBC Securities Inc.:
Brazilian Real settling 7/05/11	10,462	6,701,873	6,703,805	1,932
Morgan Stanley & Co., Inc.:
Brazilian Real settling 7/05/11	27,088	17,166,168	17,357,007	190,839
Euro settling 7/14/11	260	364,821	377,079	12,258
Malaysian Ringgit settling 8/19/11	20,182	6,639,829	6,689,125	49,296
Russian Ruble settling 7/14/11	11,409	408,883	408,219	(664)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Singapore Dollar settling 7/15/11	17,030	$13,818,857	$13,864,478	$45,621
South Korean Won settling 7/01/11	14,776,762	13,592,202	13,840,456	248,254
South Korean Won settling 7/01/11	14,776,762	13,706,300	13,840,455	134,155
South Korean Won settling 9/09/11	14,776,762	13,563,507	13,782,751	219,244
Royal Bank of Canada:
Euro settling 7/14/11	1,156	1,646,978	1,675,345	28,367
Royal Bank of Scotland:
Euro settling 7/14/11	9,328	13,156,344	13,523,657	367,313
Indonesian Rupiah settling 8/19/11	5,614,408	654,971	653,446	(1,525)
UBS Securities LLC:
Brazilian Real settling 7/05/11	30,754	19,700,254	19,705,934	5,680
Westpac Banking Corp.:
Indonesian Rupiah settling 7/20/11	30,597,866	3,538,553	3,568,246	29,693
Sale Contracts
Barclays Capital Inc.:
Euro settling 7/14/11	106,274	152,292,875	154,081,361	(1,788,486)
Japanese Yen settling 7/27/11	1,063,404	13,029,194	13,210,587	(181,393)
BNP Paribas SA:
Canadian Dollar settling 7/25/11	4,184	4,275,823	4,335,555	(59,732)
Brown Brothers Harriman & Co.:
Euro settling 7/14/11	350	497,841	507,816	(9,975)
Citibank:
South African Rand settling 8/19/11	132,342	19,377,213	19,440,189	(62,976)
Credit Suisse First Boston:
Turkish Lira settling 8/19/11	10,036	6,078,073	6,130,759	(52,686)
Goldman Sachs:
Brazilian Real settling 7/05/11	14,128	9,050,123	9,052,733	(2,610)
Euro settling 7/14/11	224	320,732	325,445	(4,713)
HSBC Securities Inc.:
Brazilian Real settling 7/05/11	10,462	6,517,264	6,703,806	(186,542)
Morgan Stanley & Co., Inc.:
Australian Dollar settling 8/24/11	2,932	3,090,243	3,123,919	(33,676)
Brazilian Real settling 7/05/11	27,088	17,352,004	17,357,007	(5,003)
Brazilian Real settling 8/02/11	27,088	17,043,580	17,239,222	(195,642)
South Korean Won settling 7/01/11	14,776,762	13,706,300	13,840,455	(134,155)
South Korean Won settling 7/01/11	14,776,762	13,615,998	13,840,455	(224,457)
Royal Bank of Scotland:
Great British Pound settling 8/09/11	7,829	12,863,170	12,560,035	303,135
Hungarian Forint settling 8/19/11	1,946,682	10,523,177	10,565,275	(42,098)
UBS Securities LLC:
Brazilian Real settling 7/05/11	30,754	18,811,553	19,705,935	(894,382)
Euro settling 7/14/11	460	649,588	666,930	(17,342)

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	$300,000	5/31/18	3 Month LIBOR	2.57%	$(733,149)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	$400,000	5/31/16	1.94%	3 Month LIBOR	$214,467

CREDIT DEFAULT SWAP CONTRACTS ON INDICES, CORPORATE AND SOVEREIGN ISSUES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at June 30, 2011	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Capital Inc.:
The McClatchy Co.,
5.75% 9/1/17, 12/20/13*	(5.00)%	6.08%		$440	$9,750	$(16,500)	$(6,750)
Liz Claiborne, Inc.,
5% 7/8/13, 12/20/13*	(5.00)	5.63		440	5,385	(8,800)	(3,415)
Citibank:
ITRAXX XOVER-14 5 Year Index,
12/20/15*	(5.00)	4.41	EUR	23,900	(1,190,029)	1,401,049	211,020
Goldman Sachs Bank USA:
Hellenic Republic Government
5.9% 10/22/22, 6/20/15*	(0.50)	23.11		600	501,265	—	501,265
JPMorgan Chase Bank:
MBIA, Inc.,
6.625% 10/1/28, 12/20/13*	(5.00)	8.73		890	67,763	(93,450)	(25,687)
Republic of Iceland
4.375% 3/10/14, 12/20/11*	(10.50)	2.49	EUR	3,250	(194,940)	—	(194,940)
Sale Contracts
Bank of America:
Boyd Gaming Corp.,
6.75% 4/15/14, 3/20/16*	5.00	7.57		2,000	(176,880)	135,000	(41,880)
Barclays Capital Inc.:
Amkor Technology, Inc.
9.25%, 6/01/16, 6/20/16*	5.00	4.41		2,000	51,706	(76,028)	(24,322)
Alcatel-Lucent USA Inc.
6.5%, 1/15/28, 6/20/16*	5.00	4.26		2,000	64,195	(111,193)	(46,998)

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at June 30, 2011	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Rite Aid Corporation
7.7%, 2/15/27, 3/20/12*	5.00	3.00	$2,700	$43,408	$(35,074)	$8,334
Community Health Systems,
8.875% 7/15/15, 6/20/16*	5.00	5.75	2,000	(54,890)	65,000	10,110
CDX NAIG-15 5 Year Index,
12/20/15*	1.00	4.11	1,400	(172,179)	185,445	13,266
NXP BV,
8.625% 10/15/15, 3/20/16*	5.00	3.45	1,350	87,049	(79,842)	7,207
Freescale Semiconductor, Inc.,
8.875% 12/15/14, 6/20/16*	5.00	5.35	1,420	(17,445)	39,052	21,607
Citibank:
Ford Motor Co.,
6.5% 8/1/18, 6/20/16*	5.00	2.82	2,700	260,769	(258,290)	2,479
CDX NAHY-16 5 Year Index,
6/20/16*	5.00	4.58	13,400	246,664	(201,000)	45,664
CDX NAHY-15 5 Year Index,
12/20/15*	5.00	4.16	20,000	668,156	(525,000)	143,156
Credit Suisse International:
MGM Resorts International,
5.875%, 2/27/14, 3/20/16*	5.00	6.48	1,300	(68,307)	42,250	(26,057)
CDX NAHY-15 5 Year,
12/20/15*	5.00	7.56	3,500	(300,684)	361,375	60,691
CDX NAHY-15 5 Year,
12/20/15*	5.00	7.56	3,100	(266,751)	322,400	55,649
Wind Acquisition Finance S.A.,
5% 12/31/45, 6/20/16*	5.00	4.43	3,300	81,994	(155,766)	(73,772)
MGM Resorts International,
7.625% 1/15/17, 6/20/13*	5.00	3.88	2,000	45,330	(50,000)	(4,670)
Goldman Sachs Bank USA:
Mediacom LLC,
9.125% 8/15/19, 3/20/16*	5.00	5.95	2,750	(57,718)	116,875	59,157

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at June 30, 2011	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Gazprom
8.625% 4/28/34, 11/20/11*	9.25	0.73	$2,900	$129,870	$—	$129,870
VTB Bank
4.25% 2/15/16, 11/20/11*	11.50	1.05	4,400	242,258	—	242,258
CDX NAHY-11 5 Year Index,
12/20/13*	0.00	4.16	4,684	2,548,041	(2,614,802)	(66,761)
CDX NAHY-15 3 Year Index,
12/20/13*	5.00	15.25	13,400	(2,684,467)	2,967,026	282,559
Tenet Healthcare Corp.,
6.875% 11/15/31, 9/20/16*	5.00	5.46	2,700	(46,168)	81,000	34,832
Morgan Stanley Capital Services Inc.:
AK Steel Holding Corporation,
7.625% 5/15/20, 3/20/16*+	5.00	4.03	1,350	54,101	(21,988)	32,113
CDX-NAHY Series 15 5 Year Index,
12/20/15*+	5.00	4.16	13,100	435,822	(294,750)	141,072
Boyd Gaming Corp.,
6.75% 4/15/14, 6/20/13*+	5.00	4.36	1,350	18,258	(30,375)	(12,117)
RSHB
7.175% 5/16/13, 11/20/13*+	9.75	1.81	3,400	665,601	—	665,601

*	Termination date
+	The fund had collateral received from the swap counterparty. The aggregate market vale of the securities amounted to $865,816.

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000’s)	Currency	Interest Rate		Maturity+	U.S. $ Value at June 30, 2011
Barclays Capital Inc.	1,342	USD	(1.75	)%*	12/30/11	$1,341,728
Barclays Capital Inc.	832	USD	(0.75	)%*	12/30/11	831,948
Barclays Capital Inc.	668	USD	(0.63	)%*	12/30/11	667,407
Barclays Capital Inc.	755	EUR	(0.50	)%*	12/30/11	1,094,004
Barclays Capital Inc.	600	EUR	(0.50	)%*	12/30/11	868,858
Barclays Capital Inc.	1,823	USD	(0.25	)%*	12/30/11	1,822,327
Barclays Capital Inc.	1,596	USD	(0.25	)%*	12/30/11	1,595,538
Barclays Capital Inc.	1,185	USD	(0.25	)%*	12/30/11	1,184,885
Barclays Capital Inc.	936	USD	(0.25	)%*	12/30/11	935,269
Barclays Capital Inc.	573	USD	(0.25	)%*	12/30/11	572,940
Barclays Capital Inc.	369	USD	(0.25	)%*	12/30/11	368,992
Barclays Capital Inc.	1,672	USD	(0.13	)%*	12/30/11	1,672,311

Broker	Principal Amount (000’s)	Currency	Interest Rate	Maturity+	U.S. $ Value at June 30, 2011
Barclays Capital Inc.	811	USD	(0.10)%*	12/30/11	$810,866
Barclays Capital Inc.	3,386	USD	0.00%	12/30/11	3,386,250
Barclays Capital Inc.	2,705	USD	0.00%	12/30/11	2,704,650
Barclays Capital Inc.	2,074	USD	0.00%	12/30/11	2,074,275
Barclays Capital Inc.	1,346	USD	0.00%	12/30/11	1,346,400
Barclays Capital Inc.	846	USD	0.00%	12/30/11	846,000
Barclays Capital Inc.	1,106	USD	0.10%	12/30/11	1,106,302
Barclays Capital Inc.	2,438	USD	0.45%	12/30/11	2,439,067
Barclays Capital Inc.	753	USD	0.45%	12/30/11	753,271
Barclays Capital Inc.	720	USD	0.45%	12/30/11	720,095
Euroclear Bank SA	1,409	USD	0.05%	12/31/11	1,408,901
HSBC	1,024	USD	0.40%	12/30/11	1,024,467
HSBC	996	USD	0.40%	12/30/11	997,018
ING Bank Amsterdam	616	USD	(1.25)%*	12/30/11	615,658
ING Bank Amsterdam	1,266	USD	(1.00)%*	12/30/11	1,265,472
ING Bank Amsterdam	1,260	USD	(1.00)%*	12/30/11	1,259,440
ING Bank Amsterdam	1,635	USD	(0.75)%*	12/30/11	1,634,421
ING Bank Amsterdam	1,919	USD	(0.50)%*	12/30/11	1,918,449
ING Bank Amsterdam	1,040	USD	(0.50)%*	12/30/11	1,039,870
ING Bank Amsterdam	773	USD	(0.50)%*	12/30/11	772,163
ING Bank Amsterdam	421	USD	(0.50)%*	12/30/11	420,912
ING Bank Amsterdam	343	USD	(0.50)%*	12/30/11	342,740
ING Bank Amsterdam	196	USD	(0.50)%*	12/30/11	195,981
ING Bank Amsterdam	1,124	USD	(0.38)%*	12/30/11	1,123,453
ING Bank Amsterdam	669	USD	(0.38)%*	12/30/11	668,679
ING Bank Amsterdam	362	USD	(0.38)%*	12/30/11	361,897
ING Bank Amsterdam	218	USD	(0.38)%*	12/31/11	218,334
ING Bank Amsterdam	1,563	USD	(0.25)%*	12/30/11	1,562,926
ING Bank Amsterdam	1,093	USD	(0.25)%*	12/30/11	1,093,082
ING Bank Amsterdam	796	USD	(0.25)%*	12/30/11	795,457
ING Bank Amsterdam	2,418	USD	(0.10)%*	12/30/11	2,417,926
ING Bank Amsterdam	1,383	USD	(0.10)%*	12/30/11	1,382,246
ING Bank Amsterdam	2,762	USD	0.00%	12/30/11	2,762,219
ING Bank Amsterdam	2,070	USD	0.00%	12/30/11	2,070,000
ING Bank Amsterdam	1,840	USD	0.00%	12/30/11	1,840,250
ING Bank Amsterdam	1,437	USD	0.00%	12/30/11	1,436,557
ING Bank Amsterdam	1,160	USD	0.00%	12/30/11	1,160,000
ING Bank Amsterdam	730	USD	0.00%	12/30/11	730,100
ING Bank Amsterdam	720	USD	0.00%	12/30/11	720,000
ING Bank Amsterdam	249	USD	0.00%	12/30/11	249,100
ING Bank Amsterdam	904	USD	0.00%	12/31/11	903,750
ING Bank Amsterdam	13,736	USD	0.35%	12/30/11	13,747,377
ING Bank Amsterdam	6,030	USD	0.45%	12/30/11	6,036,305
ING Bank Amsterdam	5,933	USD	0.45%	12/30/11	5,938,778
ING Bank Amsterdam	3,506	USD	0.45%	12/30/11	3,509,312
ING Bank Amsterdam	5,475	USD	0.50%	5/20/12	5,478,373
Jefferies & Company, Inc.	15,190	USD	0.40%	12/30/11	15,192,212
JPMorgan Chase Bank	2,062	USD	(0.25)%*	12/31/11	2,060,841
JPMorgan Chase Bank	3,012	USD	(0.15)%*	12/31/11	3,011,168
JPMorgan Chase Bank	4,293	USD	0.00%	12/30/11	4,292,500
JPMorgan Chase Bank	1,464	USD	0.00%	12/30/11	1,464,125
JPMorgan Chase Bank	3,802	USD	0.40%	12/30/11	3,804,893
Nomura Securities	1,481	USD	0.25%	12/31/11	1,481,400

					$129,552,135

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2011
*	Interest payment due from counterparty.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the aggregate market value of these securities amounted to $581,843,050 or 44.4% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at June 30, 2011.
(c)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $134,132,535.
(d)	Pay-In-Kind Payments (PIK).
(e)	Illiquid security.
(f)	Security is in default and is non-income producing.
(g)	Fair valued.
(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.11% of net assets as of June 30, 2011, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
American Media, Inc.	3/04/09	$287,499	$0	0.00%
European Media Capital SA
10.00%, 2/01/15	8/18/10	1,828,596	1,334,575	0.10%
European Media Capital SA
10.00%, 2/01/15	8/18/10	177,437	129,454	0.01%

(i)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2011.
(j)	This position represents unfunded or partially unfunded loan commitments. Investments in unfunded loan commitments obligate the Fund to fund these commitments at the borrower’s discretion. At period end, the market value and unrealized loss of these unfunded loan commitments amounted to $3,155,460 and $55,790, respectively. The coupon rate will be determined at the time of funding and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(k)	This position or a portion of this position represents an unsettled loan purchase. At June 30, 2011, the market value and unrealized loss of these unsettled loan purchases amounted to $1,260,810 and $43,981, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(l)	Variable rate coupon, rate shown as of June 30, 2011.
(m)	Non-income producing security.
(n)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(o)	As of June 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $130,676,238 and gross unrealized depreciation of investments was $(28,835,341), resulting in net unrealized appreciation of $101,840,897.

Currency Abbreviations:
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
COP	-	Colombian Peso
DOP	-	Dominican Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
PHP	-	Philippine Peso
RUB	-	Russian Ruble

TRY	-	Turkish Lira
UAH	-	Ukrainian Hryvnia
UYU	-	Uruguayan Peso
ZAR	-	South African Rand
Glossary:
ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CDA	-	Community Development Authority
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rates
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust

AllianceBernstein Global High Income Fund

Portfolio Summary

June 30, 2011 (unaudited)

COUNTRY BREAKDOWN*

58.6%	United States
5.2%	Russia
4.1%	Brazil
2.8%	United Kingdom
2.8%	Argentina
1.7%	South Africa
1.6%	Netherlands
1.3%	Germany
1.2%	Ireland
1.2%	Ukraine
1.1%	Luxembourg
1.1%	Dominican Republic
1.0%	Kazakhstan
15.8%	Other
0.5%	Short-Term

100.0%	Total Investments

*	All data are as of June 30, 2011. The Fund's country breakdowns are expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.9% or less in the following countries: Australia, Austria, Barbados, Belgium, Bermuda, Canada, Cayman Islands, Chile, China, Colombia, Cote D’Ivoire, Croatia, Czech Republic, Denmark, Egypt, El Salvador, France, Ghana, Greece, Hong Kong, Hungary, Iceland, India, Indonesia, Israel, Italy, Jamaica, Japan, Lithuania, Mexico, New Zealand, Norway, Panama, Peru, Philippines, Poland, Serbia & Montenegro, Singapore, Spain, Supranational, Switzerland, Trinidad & Tobago, Turkey, United Arab Emirates and Uruguay.

AllianceBernstein Global High Income Fund

June 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporates - Non-Investment Grades	$1,713,029	$737,039,988	$1,692,631	$740,445,648
Corporates - Investment Grades	3,400,894	154,142,493	-0-	157,543,387
Emerging Markets - Corporate Bonds	-0-	82,536,064	2,008,529	84,544,593
Emerging Markets - Sovereigns	-0-	72,270,833	1,763,166	74,033,999
Governments - Treasuries	-0-	61,604,053	-0-	61,604,053
CMOs	-0-	-0-	46,628,595	46,628,595
Quasi-Sovereigns	-0-	42,233,652	-0-	42,233,652
Commercial Mortgage-Backed Securities	-0-	2,158,859	33,269,854	35,428,713
Bank Loans	-0-	-0-	32,452,531	32,452,531
Local Governments - Municipal Bonds	-0-	27,973,674	-0-	27,973,674
Emerging Markets - Treasuries	-0-	19,583,726	6,190,851	25,774,577
Governments - Sovereign Bonds	-0-	23,191,525	-0-	23,191,525
Asset-Backed Securities	-0-	-0-	16,520,233	16,520,233
Preferred Stocks	10,836,043	959,118	-0-	11,795,161
Supranationals	-0-	1,863,732	6,816,341	8,680,073
Local Governments - Regional Bonds	-0-	7,903,048	-0-	7,903,048
Inflation-Linked Securities	-0-	5,652,755	-0-	5,652,755
Common Stocks	50,830	-0-	2,113,550	2,164,380
Governments - Sovereign Agencies	-0-	1,255,384	-0-	1,255,384
Warrants	-0-	-0-	486,080	486,080
Short-Term Investments	7,652,446	-0-	-0-	7,652,446

Total Investments in Securities	23,653,242	1,240,368,904	149,942,361	1,413,964,507
Other Financial Instruments*:
Assets
Credit Default Swaps	-0-	2,667,910	-0-	2,667,910
Interest Rate Swaps	-0-	214,467	-0-	214,467
Forward Currency Exchange Contracts	-0-	2,617,269	-0-	2,617,269
Liabilities
Credit Default Swaps	-0-	(527,369)	-0-	(527,369)
Interest Rate Swaps	-0-	(733,149)	-0-	(733,149)
Forward Currency Exchange Contracts	-0-	(3,907,515)	-0-	(3,907,515)

Total	$23,653,242	$1,240,700,517	$149,942,361	$1,414,296,120

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
†	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Corporates - Non- Investment Grades	Emerging Markets - Corporate Bonds	Emerging Markets - Sovereigns	CMOs
Balance as of 3/31/11	$9,856,900	$ - 0 -	$1,917,237	$38,999,814
Accrued discounts/
(premiums)	(193,025)	- 0 -	12,817	187,460
Realized gain (loss)	7,806	- 0 -	(2,742)	973,975
Change in unrealized appreciation/depreciation	638,733	- 0 -	15,203	(2,056,443)
Purchases	- 0 -	- 0 -	- 0 -	12,537,785
Sales	(501,052)	- 0 -	(179,349)	(4,013,996)
Transfers into Level 3	- 0 -	2,008,529	- 0 -	- 0 -
Transfers out of Level 3	(8,116,731)	- 0 -	- 0 -	- 0 -

Balance as of 6/30/11	$1,692,631	$2,008,529	$1,763,166	$46,628,595

Net change in unrealized appreciation/depreciation from investments held as of 6/30/11	$(4,252)	$585,855	$37,652	$(1,332,390)

	Commercial Mortgage-Backed Securities	Bank Loans	Emerging Markets Treasuries	Asset-Backed Securities
Balance as of 3/31/11	$40,257,752	$33,631,807	$6,416,198	$16,842,715
Accrued discounts/
(premiums)	51,331	98,394	(4,154)	64,888
Realized gain (loss)	1,159,371	(15,993)	- 0 -	98,156
Change in unrealized appreciation/depreciation	(2,175,467)	(596,885)	(221,193)	(525,712)
Purchases	2,017,627	6,550,792	- 0 -	454,997
Sales	(9,621,650)	(7,215,584)	- 0 -	(414,811)
Transfers into Level 3	1,580,890	- 0 -	- 0 -	- 0 -
Transfers out of Level 3	- 0 -	- 0 -	- 0 -	- 0 -

Balance as of 6/30/11	$33,269,854	$32,452,531	$6,190,851	$16,520,233

Net change in unrealized appreciation/depreciation from investments held as of 6/30/11	$(1,409,003)	$(519,897)	$(221,193)	$(472,637)

	Supranationals	Common Stocks	Warrants	Options Purchased - Calls
Balance as of 3/31/11	$6,542,333	$1,983,469	$ - 0 -	$1
Accrued discounts/
(premiums)	86,423	- 0 -	- 0 -	- 0 -
Realized gain (loss)	- 0 -	482,817	- 0 -	(97,200)
Change in unrealized appreciation/depreciation	187,585	130,080	486,080	97,199
Purchases	- 0 -	- 0 -	- 0 -	- 0 -
Sales	- 0 -	(482,816)	- 0 -	- 0 -
Transfers into Level 3	- 0 -	- 0 -	- 0 -	- 0 -
Transfers out of Level 3	- 0 -	- 0 -	- 0 -	- 0 -

Balance as of 6/30/11	$6,816,341	$2,113,550	$486,080	$ - 0 -

Net change in unrealized appreciation/depreciation from investments held as of 6/30/11	$187,585	$130,080	$486,080	$ - 0 -

Total
Balance as of 3/31/11	156,448,226
Accrued discounts/
(premiums)	304,134
Realized gain (loss)	2,606,190
Change in unrealized appreciation/depreciation	(4,020,820)
Purchases	21,561,201
Sales	(22,429,258)
Transfers into Level 3	3,589,419
Transfers out of Level 3	(8,116,731)

Balance as of 6/30/11	$149,942,361

Net change in unrealized appreciation/depreciation from investments held as of 6/30/11	$(2,532,120)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AllianceBernstein Global High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 24, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 24, 2011

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